Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Total Market Index Portfolio
September 30, 2021
VTMI-NPRT3-1121
1.9887333.103
Common Stocks - 98.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)(b)	141	8,559
AT&T, Inc.	80,305	2,169,038
ATN International, Inc.	136	6,372
Bandwidth, Inc. (a)	262	23,653
Cogent Communications Group, Inc.	482	34,145
Consolidated Communications Holdings, Inc. (a)	851	7,821
Globalstar, Inc. (a)	6,504	10,862
IDT Corp. Class B (a)	194	8,138
Iridium Communications, Inc. (a)	1,326	52,841
Liberty Global PLC:
Class A (a)	1,567	46,697
Class C (a)	4,030	118,724
Liberty Latin America Ltd.:
Class A (a)	827	10,817
Class C (a)	1,386	18,184
Lumen Technologies, Inc.	11,099	137,517
Ooma, Inc. (a)	242	4,504
Radius Global Infrastructure, Inc. (a)	659	10,761
Verizon Communications, Inc.	46,589	2,516,272
		5,184,905
Entertainment - 1.8%
Activision Blizzard, Inc.	8,727	675,383
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,256	161,983
Cinemark Holdings, Inc. (a)(b)	1,211	23,263
Electronic Arts, Inc.	3,240	460,890
Lions Gate Entertainment Corp.:
Class A (a)	931	13,211
Class B (a)	1,092	14,196
Live Nation Entertainment, Inc. (a)	1,614	147,084
LiveXLive Media, Inc. (a)	750	2,243
Madison Square Garden Entertainment Corp. (a)	275	19,984
Madison Square Garden Sports Corp. (a)	195	36,260
Marcus Corp. (a)(b)	212	3,699
Netflix, Inc. (a)	4,989	3,044,986
Playtika Holding Corp.	764	21,109
Roku, Inc. Class A (a)	1,252	392,314
Sciplay Corp. (A Shares) (a)	253	5,235
Take-Two Interactive Software, Inc. (a)	1,298	199,983
The Walt Disney Co. (a)	20,446	3,458,850
Warner Music Group Corp. Class A	1,013	43,296
World Wrestling Entertainment, Inc. Class A	535	30,099
Zynga, Inc. (a)	11,343	85,413
		8,839,481
Interactive Media & Services - 5.9%
Alphabet, Inc.:
Class A (a)	3,390	9,063,233
Class C (a)	3,244	8,646,266
Angi, Inc. (a)	930	11,476
Bumble, Inc. (b)	577	28,838
CarGurus, Inc. Class A (a)	1,025	32,195
Cars.com, Inc. (a)	741	9,374
Eventbrite, Inc. (a)	739	13,974
EverQuote, Inc. Class A (a)	91	1,695
Facebook, Inc. Class A (a)	27,095	9,195,772
IAC (a)	935	121,821
Liberty TripAdvisor Holdings, Inc. (a)	766	2,367
Match Group, Inc. (a)(b)	3,029	475,523
MediaAlpha, Inc. Class A	167	3,120
Pinterest, Inc. Class A (a)	5,998	305,598
QuinStreet, Inc. (a)	570	10,009
Snap, Inc. Class A (a)	10,444	771,498
TripAdvisor, Inc. (a)	1,084	36,693
TrueCar, Inc. (a)	928	3,860
Twitter, Inc. (a)	8,991	542,966
Vimeo, Inc.	1,511	44,378
Yelp, Inc. (a)	769	28,638
Zillow Group, Inc.:
Class A (a)	418	37,026
Class C (a)	1,734	152,835
Zoominfo Technologies, Inc. (a)	1,856	113,569
		29,652,724
Media - 1.3%
Altice U.S.A., Inc. Class A (a)	2,788	57,767
AMC Networks, Inc. Class A (a)	347	16,167
Audacy, Inc. Class A (a)	1,278	4,703
Boston Omaha Corp. (a)(b)	159	6,166
Cable One, Inc.	61	110,601
Cardlytics, Inc. (a)	355	29,799
Cbdmd, Inc. (a)(b)	345	718
Charter Communications, Inc. Class A (a)	1,593	1,159,003
Clear Channel Outdoor Holdings, Inc. (a)	5,254	14,238
Comcast Corp. Class A	51,488	2,879,724
Discovery Communications, Inc.:
Class A (a)	1,869	47,435
Class C (non-vtg.) (a)	3,230	78,392
DISH Network Corp. Class A (a)	2,786	121,080
E.W. Scripps Co. Class A	610	11,017
Fluent, Inc. (a)(b)	328	745
Fox Corp.:
Class A	3,746	150,252
Class B	1,748	64,886
Gannett Co., Inc. (a)(b)	1,393	9,305
Gray Television, Inc.	1,078	24,600
iHeartMedia, Inc. (a)	1,234	30,875
Interpublic Group of Companies, Inc.	4,402	161,421
John Wiley & Sons, Inc. Class A	475	24,800
Liberty Broadband Corp.:
Class A (a)	328	55,219
Class C (a)	2,322	401,009
Liberty Media Corp.:
Liberty Braves Class A (a)	194	5,221
Liberty Braves Class C (a)	311	8,217
Liberty Formula One Group Series C (a)	2,240	115,158
Liberty Media Class A (a)	342	16,091
Liberty SiriusXM Series A (a)	960	45,283
Liberty SiriusXM Series C (a)	1,887	89,576
Loral Space & Communications Ltd.	171	7,355
Magnite, Inc. (a)	1,303	36,484
Meredith Corp. (a)	444	24,731
National CineMedia, Inc.	734	2,613
News Corp.:
Class A	4,480	105,414
Class B	1,297	30,129
Nexstar Broadcasting Group, Inc. Class A	495	75,220
Omnicom Group, Inc.	2,421	175,426
PubMatic, Inc. (b)	120	3,162
Scholastic Corp.	338	12,050
Sinclair Broadcast Group, Inc. Class A	502	15,903
Sirius XM Holdings, Inc. (b)	13,072	79,739
TechTarget, Inc. (a)(b)	257	21,182
Tegna, Inc.	2,504	49,379
The New York Times Co. Class A	1,640	80,803
ViacomCBS, Inc.:
Class A	536	22,550
Class B	6,160	243,382
WideOpenWest, Inc. (a)	569	11,181
		6,736,171
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	597	10,328
NII Holdings, Inc. (a)(c)	363	94
Shenandoah Telecommunications Co.	543	17,148
T-Mobile U.S., Inc. (a)	6,581	840,789
Telephone & Data Systems, Inc.	1,083	21,119
U.S. Cellular Corp. (a)	143	4,560
		894,038
TOTAL COMMUNICATION SERVICES		51,307,319
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Adient PLC (a)	1,059	43,896
American Axle & Manufacturing Holdings, Inc. (a)	1,187	10,457
Aptiv PLC (a)	3,042	453,167
Autoliv, Inc.	881	75,519
BorgWarner, Inc.	2,695	116,451
Cooper-Standard Holding, Inc. (a)	157	3,440
Dana, Inc.	1,643	36,540
Dorman Products, Inc. (a)	325	30,768
Fox Factory Holding Corp. (a)	467	67,500
Gentex Corp.	2,725	89,871
Gentherm, Inc. (a)	373	30,187
LCI Industries	285	38,370
Lear Corp.	614	96,079
Modine Manufacturing Co. (a)	513	5,812
Motorcar Parts of America, Inc. (a)	233	4,544
Patrick Industries, Inc.	254	21,158
Standard Motor Products, Inc.	203	8,873
Stoneridge, Inc. (a)	331	6,749
Tenneco, Inc. (a)	563	8,034
The Goodyear Tire & Rubber Co. (a)	3,134	55,472
Veoneer, Inc. (b)	1,039	35,388
Visteon Corp. (a)	319	30,110
XPEL, Inc. (a)	197	14,944
		1,283,329
Automobiles - 1.6%
Ford Motor Co. (a)	43,997	622,998
General Motors Co. (a)	14,277	752,541
Harley-Davidson, Inc.	1,738	63,628
Tesla, Inc. (a)	8,649	6,707,127
Thor Industries, Inc.	621	76,234
Winnebago Industries, Inc.	385	27,893
Workhorse Group, Inc. (a)(b)	1,211	9,264
		8,259,685
Distributors - 0.1%
Funko, Inc. (a)(b)	212	3,861
Genuine Parts Co.	1,622	196,635
LKQ Corp. (a)	3,141	158,055
Pool Corp.	454	197,222
		555,773
Diversified Consumer Services - 0.1%
2U, Inc. (a)	847	28,434
Adtalem Global Education, Inc. (a)	565	21,363
American Public Education, Inc. (a)	218	5,583
Aspen Group, Inc. (a)(b)	151	841
Bright Horizons Family Solutions, Inc. (a)	685	95,503
Carriage Services, Inc.	193	8,606
Chegg, Inc. (a)	1,584	107,744
Frontdoor, Inc. (a)	967	40,517
Graham Holdings Co.	44	25,923
Grand Canyon Education, Inc. (a)	530	46,619
H&R Block, Inc.	2,063	51,575
Houghton Mifflin Harcourt Co. (a)	1,393	18,708
Laureate Education, Inc. Class A	1,110	18,859
OneSpaWorld Holdings Ltd. (a)(b)	613	6,112
Perdoceo Education Corp. (a)	700	7,392
Regis Corp. (a)(b)	276	960
Service Corp. International	1,913	115,277
Strategic Education, Inc.	284	20,022
Stride, Inc. (a)	450	16,173
Terminix Global Holdings, Inc. (a)	1,478	61,588
Vivint Smart Home, Inc. Class A (a)	535	5,056
WW International, Inc. (a)	517	9,435
Xpresspa Group, Inc. (a)(b)	545	801
Zovio, Inc. (a)	250	598
		713,689
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	654	7,940
Airbnb, Inc. Class A	829	139,065
ARAMARK Holdings Corp.	2,836	93,191
Bally's Corp. (a)	332	16,646
BJ's Restaurants, Inc. (a)	263	10,983
Bloomin' Brands, Inc. (a)(b)	884	22,100
Booking Holdings, Inc. (a)	461	1,094,354
Boyd Gaming Corp. (a)	910	57,567
Brinker International, Inc. (a)	521	25,555
Caesars Entertainment, Inc. (a)	2,345	263,297
Carnival Corp. (a)	8,981	224,615
Carrols Restaurant Group, Inc.	392	1,435
Century Casinos, Inc. (a)	312	4,203
Chipotle Mexican Grill, Inc. (a)	317	576,154
Choice Hotels International, Inc.	332	41,955
Churchill Downs, Inc.	389	93,391
Chuy's Holdings, Inc. (a)	239	7,536
Cracker Barrel Old Country Store, Inc. (b)	276	38,596
Darden Restaurants, Inc.	1,469	222,509
Dave & Buster's Entertainment, Inc. (a)	536	20,545
Del Taco Restaurants, Inc.	252	2,200
Denny's Corp. (a)	713	11,650
Dine Brands Global, Inc. (a)	178	14,455
Domino's Pizza, Inc.	437	208,432
DraftKings, Inc. Class A (a)(b)	3,629	174,773
Drive Shack, Inc. (a)	941	2,644
El Pollo Loco Holdings, Inc. (a)	249	4,208
Everi Holdings, Inc. (a)	945	22,850
Expedia, Inc. (a)	1,557	255,192
Fiesta Restaurant Group, Inc. (a)	174	1,907
GAN Ltd. (a)	196	2,915
Golden Entertainment, Inc. (a)	213	10,456
Hilton Grand Vacations, Inc. (a)	958	45,572
Hilton Worldwide Holdings, Inc. (a)	3,125	412,844
Hyatt Hotels Corp. Class A (a)	408	31,457
Jack in the Box, Inc.	262	25,500
Las Vegas Sands Corp. (a)	3,701	135,457
Lindblad Expeditions Holdings (a)	311	4,537
Marriott International, Inc. Class A (a)	2,994	443,381
Marriott Vacations Worldwide Corp.	467	73,473
McDonald's Corp.	8,395	2,024,118
MGM Resorts International	4,626	199,612
Monarch Casino & Resort, Inc. (a)	148	9,915
Noodles & Co. (a)	306	3,611
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,087	109,164
Papa John's International, Inc.	366	46,478
Penn National Gaming, Inc. (a)	1,675	121,371
Planet Fitness, Inc. (a)	923	72,502
Playa Hotels & Resorts NV (a)	1,046	8,671
PlayAGS, Inc. (a)	367	2,892
RCI Hospitality Holdings, Inc.	86	5,892
Red Robin Gourmet Burgers, Inc. (a)(b)	192	4,428
Red Rock Resorts, Inc. (a)	740	37,903
Royal Caribbean Cruises Ltd. (a)	2,464	219,173
Ruth's Hospitality Group, Inc. (a)	364	7,538
Scientific Games Corp. Class A (a)	625	51,919
SeaWorld Entertainment, Inc. (a)	576	31,864
Shake Shack, Inc. Class A (a)	411	32,247
Six Flags Entertainment Corp. (a)	867	36,848
Starbucks Corp.	13,261	1,462,821
Texas Roadhouse, Inc. Class A	734	67,036
The Cheesecake Factory, Inc.	512	24,064
Travel+Leisure Co.	979	53,385
Vail Resorts, Inc.	453	151,325
Wendy's Co.	2,018	43,750
Wingstop, Inc.	335	54,917
Wyndham Hotels & Resorts, Inc.	1,061	81,899
Wynn Resorts Ltd. (a)	1,188	100,683
Yum! Brands, Inc.	3,379	413,285
		10,324,851
Household Durables - 0.5%
Bassett Furniture Industries, Inc.	128	2,318
Beazer Homes U.S.A., Inc. (a)	338	5,831
Casper Sleep, Inc. (a)(b)	184	786
Cavco Industries, Inc. (a)	93	22,017
Century Communities, Inc.	331	20,340
D.R. Horton, Inc.	3,729	313,124
Dream Finders Homes, Inc. (b)	138	2,392
Ethan Allen Interiors, Inc.	219	5,190
Flexsteel Industries, Inc.	89	2,748
Garmin Ltd.	1,685	261,950
GoPro, Inc. Class A (a)	1,369	12,814
Green Brick Partners, Inc. (a)	517	10,609
Helen of Troy Ltd. (a)	273	61,338
Hooker Furnishings Corp.	145	3,914
Hovnanian Enterprises, Inc. Class A (a)	48	4,627
Installed Building Products, Inc.	256	27,430
iRobot Corp. (a)(b)	309	24,257
KB Home	1,001	38,959
La-Z-Boy, Inc.	517	16,663
Leggett & Platt, Inc.	1,499	67,215
Lennar Corp.:
Class A	2,867	268,581
Class B	446	34,605
LGI Homes, Inc. (a)	250	35,478
Lovesac (a)	125	8,261
M.D.C. Holdings, Inc.	630	29,434
M/I Homes, Inc. (a)	333	19,247
Meritage Homes Corp. (a)	420	40,740
Mohawk Industries, Inc. (a)	665	117,971
Newell Brands, Inc.	4,254	94,184
NVR, Inc. (a)	39	186,969
PulteGroup, Inc.	2,996	137,576
Purple Innovation, Inc. (a)	646	13,579
Skyline Champion Corp. (a)	588	35,315
Sonos, Inc. (a)	1,071	34,658
Taylor Morrison Home Corp. (a)	1,487	38,335
Tempur Sealy International, Inc.	2,150	99,782
Toll Brothers, Inc.	1,251	69,168
TopBuild Corp. (a)	375	76,804
TRI Pointe Homes, Inc. (a)	1,365	28,692
Tupperware Brands Corp. (a)	546	11,532
Universal Electronics, Inc. (a)	141	6,944
VOXX International Corp. (a)	113	1,294
Vuzix Corp. (a)(b)	614	6,422
Whirlpool Corp.	707	144,129
ZAGG, Inc. rights (a)(c)	132	12
		2,444,234
Internet & Direct Marketing Retail - 3.4%
1-800-FLOWERS.com, Inc. Class A (a)(b)	273	8,329
Amazon.com, Inc. (a)	4,821	15,837,178
Blue Apron Holdings, Inc. Class A (a)(b)	142	1,044
CarParts.com, Inc. (a)	379	5,916
Chewy, Inc. (a)(b)	869	59,188
Duluth Holdings, Inc. (a)	98	1,336
eBay, Inc.	7,282	507,337
Etsy, Inc. (a)	1,420	295,303
Groupon, Inc. (a)(b)	252	5,748
Lands' End, Inc. (a)(b)	195	4,590
Liquidity Services, Inc. (a)	330	7,131
Overstock.com, Inc. (a)(b)	483	37,635
PetMed Express, Inc. (b)	230	6,180
Poshmark, Inc.	177	4,206
Quotient Technology, Inc. (a)	775	4,511
Qurate Retail, Inc. Series A	4,284	43,654
Revolve Group, Inc. (a)	380	23,473
Shutterstock, Inc.	256	29,010
Stamps.com, Inc. (a)	205	67,607
Stitch Fix, Inc. (a)	676	27,006
The RealReal, Inc. (a)	665	8,765
Waitr Holdings, Inc. (a)	734	650
Wayfair LLC Class A (a)(b)	824	210,540
		17,196,337
Leisure Products - 0.2%
Acushnet Holdings Corp.	397	18,540
American Outdoor Brands, Inc. (a)	175	4,298
AMMO, Inc. (b)	830	5,105
Brunswick Corp.	871	82,980
Callaway Golf Co. (a)	1,070	29,564
Clarus Corp.	249	6,387
Hasbro, Inc.	1,436	128,120
Johnson Outdoors, Inc. Class A	86	9,099
Malibu Boats, Inc. Class A (a)	224	15,676
MasterCraft Boat Holdings, Inc. (a)	196	4,916
Mattel, Inc. (a)	3,952	73,349
Nautilus, Inc. (a)(b)	321	2,989
Peloton Interactive, Inc. Class A (a)	2,970	258,539
Polaris, Inc.	652	78,018
Smith & Wesson Brands, Inc.	576	11,958
Sturm, Ruger & Co., Inc.	208	15,346
Vista Outdoor, Inc. (a)	674	27,169
YETI Holdings, Inc. (a)	851	72,922
		844,975
Multiline Retail - 0.5%
Big Lots, Inc.	395	17,127
Dillard's, Inc. Class A	80	13,802
Dollar General Corp.	2,759	585,294
Dollar Tree, Inc. (a)	2,648	253,467
Franchise Group, Inc.	293	10,375
Kohl's Corp.	1,775	83,585
Macy's, Inc.	3,523	79,620
Nordstrom, Inc. (a)	1,212	32,057
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	645	38,881
Target Corp.	5,641	1,290,492
		2,404,700
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	702	26,416
Academy Sports & Outdoors, Inc.	457	18,289
Advance Auto Parts, Inc.	737	153,952
America's Car Mart, Inc. (a)	69	8,058
American Eagle Outfitters, Inc.	1,686	43,499
Asbury Automotive Group, Inc. (a)	220	43,283
AutoNation, Inc. (a)	619	75,369
AutoZone, Inc. (a)	250	424,498
Barnes & Noble Education, Inc. (a)(b)	379	3,786
Bath & Body Works, Inc.	2,972	187,325
Bed Bath & Beyond, Inc. (a)(b)	1,369	23,649
Best Buy Co., Inc.	2,596	274,423
Big 5 Sporting Goods Corp. (b)	208	4,792
Boot Barn Holdings, Inc. (a)	332	29,505
Burlington Stores, Inc. (a)	745	211,260
Caleres, Inc.	434	9,643
Camping World Holdings, Inc.	406	15,781
CarMax, Inc. (a)	1,829	234,039
Carvana Co. Class A (a)(b)	706	212,887
Chico's FAS, Inc. (a)	1,494	6,708
Citi Trends, Inc. (a)(b)	117	8,536
Conn's, Inc. (a)	216	4,931
Designer Brands, Inc. Class A (a)(b)	656	9,138
Dick's Sporting Goods, Inc.	741	88,750
Five Below, Inc. (a)	630	111,390
Floor & Decor Holdings, Inc. Class A (a)	1,176	142,049
Foot Locker, Inc.	1,180	53,879
GameStop Corp. Class A (a)(b)	619	108,616
Gap, Inc.	2,324	52,755
Genesco, Inc. (a)	157	9,064
Group 1 Automotive, Inc.	192	36,073
GrowGeneration Corp. (a)(b)	555	13,692
Guess?, Inc.	433	9,097
Haverty Furniture Companies, Inc.	181	6,102
Hibbett, Inc. (b)	198	14,007
Leslie's, Inc. (b)	1,062	21,813
Lithia Motors, Inc. Class A (sub. vtg.)	335	106,208
Lowe's Companies, Inc.	8,233	1,670,146
Lumber Liquidators Holdings, Inc. (a)	357	6,669
MarineMax, Inc. (a)	252	12,227
Monro, Inc. (b)	368	21,164
Murphy U.S.A., Inc.	286	47,836
National Vision Holdings, Inc. (a)	918	52,115
O'Reilly Automotive, Inc. (a)	790	482,737
OneWater Marine, Inc. Class A	119	4,785
Party City Holdco, Inc. (a)	1,285	9,124
Penske Automotive Group, Inc.	361	36,317
Petco Health & Wellness Co., Inc. (b)	846	17,851
Rent-A-Center, Inc.	554	31,140
RH (a)	184	122,711
Ross Stores, Inc.	4,008	436,271
Sally Beauty Holdings, Inc. (a)	1,229	20,709
Shoe Carnival, Inc.	209	6,776
Signet Jewelers Ltd.	588	46,428
Sleep Number Corp. (a)	288	26,922
Sonic Automotive, Inc. Class A (sub. vtg.)	255	13,398
Sportsman's Warehouse Holdings, Inc. (a)	451	7,938
The Aaron's Co., Inc.	397	10,933
The Buckle, Inc.	306	12,115
The Cato Corp. Class A (sub. vtg.)	216	3,573
The Children's Place, Inc. (a)	173	13,020
The Home Depot, Inc.	12,124	3,979,824
The ODP Corp. (a)	611	24,538
Tilly's, Inc.	250	3,503
TJX Companies, Inc.	13,520	892,050
Tractor Supply Co.	1,309	265,216
TravelCenters of America LLC (a)	158	7,867
Ulta Beauty, Inc. (a)	635	229,184
Urban Outfitters, Inc. (a)	786	23,336
Victoria's Secret & Co.	998	55,149
Vroom, Inc. (a)(b)	371	8,188
Williams-Sonoma, Inc.	863	153,036
Winmark Corp.	34	7,311
Zumiez, Inc. (a)	240	9,542
		11,574,911
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	1,701	82,345
Carter's, Inc.	494	48,037
Columbia Sportswear Co.	345	33,065
Crocs, Inc. (a)	737	105,745
Deckers Outdoor Corp. (a)	319	114,904
Fossil Group, Inc. (a)	568	6,731
G-III Apparel Group Ltd. (a)	478	13,527
Hanesbrands, Inc.	3,921	67,284
Kontoor Brands, Inc.	531	26,523
Lakeland Industries, Inc. (a)	60	1,260
Levi Strauss & Co. Class A	887	21,740
lululemon athletica, Inc. (a)	1,336	540,679
Movado Group, Inc.	181	5,700
NIKE, Inc. Class B	14,322	2,079,984
Oxford Industries, Inc.	193	17,403
PVH Corp. (a)	804	82,643
Ralph Lauren Corp.	548	60,850
Samsonite International SA (a)(d)	15,600	33,501
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,533	64,570
Steven Madden Ltd.	872	35,020
Superior Group of Companies, Inc.	131	3,051
Tapestry, Inc.	3,128	115,799
Under Armour, Inc.:
Class A (sub. vtg.) (a)	2,492	50,289
Class C (non-vtg.) (a)	1,788	31,326
Unifi, Inc. (a)	153	3,355
Vera Bradley, Inc. (a)	270	2,541
VF Corp.	3,616	242,236
Wolverine World Wide, Inc.	932	27,811
		3,917,919
TOTAL CONSUMER DISCRETIONARY		59,520,403
CONSUMER STAPLES - 5.2%
Beverages - 1.2%
Boston Beer Co., Inc. Class A (a)	104	53,014
Brown-Forman Corp. Class B (non-vtg.)	2,057	137,840
Celsius Holdings, Inc. (a)	373	33,604
Coca-Cola Bottling Co. Consolidated	54	21,286
Constellation Brands, Inc. Class A (sub. vtg.)	1,913	403,050
Keurig Dr. Pepper, Inc.	6,496	221,903
MGP Ingredients, Inc. (b)	154	10,025
Molson Coors Beverage Co. Class B	2,120	98,326
Monster Beverage Corp. (a)	4,168	370,243
National Beverage Corp.	259	13,595
Newage, Inc. (a)(b)	1,032	1,434
PepsiCo, Inc.	15,534	2,336,469
The Coca-Cola Co.	43,671	2,291,417
		5,992,206
Food & Staples Retailing - 1.2%
Andersons, Inc.	358	11,037
BJ's Wholesale Club Holdings, Inc. (a)	1,535	84,302
Casey's General Stores, Inc.	415	78,207
Chefs' Warehouse Holdings (a)	366	11,921
Costco Wholesale Corp.	4,986	2,240,459
Grocery Outlet Holding Corp. (a)(b)	1,002	21,613
Ingles Markets, Inc. Class A	164	10,829
Kroger Co.	8,577	346,768
Natural Grocers by Vitamin Cottage, Inc.	99	1,111
Performance Food Group Co. (a)	1,737	80,701
PriceSmart, Inc.	276	21,404
Rite Aid Corp. (a)(b)	652	9,258
SpartanNash Co.	395	8,651
Sprouts Farmers Market LLC (a)	1,344	31,140
Sysco Corp.	5,746	451,061
U.S. Foods Holding Corp. (a)	2,473	85,714
United Natural Foods, Inc. (a)	631	30,553
Walgreens Boots Alliance, Inc.	8,076	379,976
Walmart, Inc.	15,614	2,176,279
Weis Markets, Inc.	186	9,774
		6,090,758
Food Products - 0.9%
Archer Daniels Midland Co.	6,287	377,283
B&G Foods, Inc. Class A (b)	746	22,298
Beyond Meat, Inc. (a)(b)	558	58,735
Bunge Ltd.	1,577	128,242
Cal-Maine Foods, Inc. (a)(b)	437	15,802
Calavo Growers, Inc.	204	7,801
Campbell Soup Co.	2,283	95,452
Conagra Brands, Inc.	5,497	186,183
Darling Ingredients, Inc. (a)	1,833	131,793
Flowers Foods, Inc.	2,223	52,529
Fresh Del Monte Produce, Inc.	348	11,213
Freshpet, Inc. (a)	482	68,777
General Mills, Inc.	6,882	411,681
Hormel Foods Corp.	3,172	130,052
Hostess Brands, Inc. Class A (a)	1,415	24,579
Ingredion, Inc.	766	68,182
J&J Snack Foods Corp.	164	25,062
John B. Sanfilippo & Son, Inc.	95	7,763
Kellogg Co.	2,863	183,003
Laird Superfood, Inc.	47	897
Lamb Weston Holdings, Inc.	1,649	101,199
Lancaster Colony Corp.	228	38,489
Landec Corp. (a)	330	3,043
McCormick & Co., Inc. (non-vtg.)	2,803	227,127
Mondelez International, Inc.	15,903	925,237
Pilgrim's Pride Corp. (a)	531	15,441
Post Holdings, Inc. (a)	668	73,587
Sanderson Farms, Inc.	224	42,157
Seaboard Corp.	3	12,300
Seneca Foods Corp. Class A (a)	90	4,340
The Hain Celestial Group, Inc. (a)	919	39,315
The Hershey Co.	1,651	279,432
The J.M. Smucker Co.	1,233	147,997
The Kraft Heinz Co.	7,289	268,381
The Simply Good Foods Co. (a)	966	33,317
Tootsie Roll Industries, Inc. (b)	193	5,873
TreeHouse Foods, Inc. (a)	639	25,483
Tyson Foods, Inc. Class A	3,318	261,923
Vital Farms, Inc.	177	3,110
Whole Earth Brands, Inc. Class A (a)(b)	377	4,354
		4,519,432
Household Products - 1.2%
Central Garden & Pet Co. (a)	155	7,440
Central Garden & Pet Co. Class A (non-vtg.) (a)	402	17,286
Church & Dwight Co., Inc.	2,760	227,893
Colgate-Palmolive Co.	9,557	722,318
Energizer Holdings, Inc.	661	25,812
Kimberly-Clark Corp.	3,805	503,934
Procter & Gamble Co.	27,734	3,877,213
Reynolds Consumer Products, Inc. (b)	593	16,213
Spectrum Brands Holdings, Inc.	437	41,808
The Clorox Co.	1,417	234,669
WD-40 Co.	156	36,111
		5,710,697
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	421	12,946
Coty, Inc. Class A (a)	3,281	25,789
Edgewell Personal Care Co.	625	22,688
elf Beauty, Inc. (a)	424	12,317
Estee Lauder Companies, Inc. Class A	2,588	776,219
Herbalife Nutrition Ltd. (a)	991	41,999
Inter Parfums, Inc.	199	14,879
MediFast, Inc.	134	25,814
Nu Skin Enterprises, Inc. Class A	579	23,432
USANA Health Sciences, Inc. (a)	126	11,617
Veru, Inc. (a)	720	6,142
		973,842
Tobacco - 0.5%
22nd Century Group, Inc. (a)(b)	1,347	3,987
Altria Group, Inc.	20,929	952,688
Philip Morris International, Inc.	17,541	1,662,711
Turning Point Brands, Inc.	145	6,924
Universal Corp.	282	13,629
Vector Group Ltd.	1,398	17,825
		2,657,764
TOTAL CONSUMER STAPLES		25,944,699
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
Archrock, Inc.	1,335	11,014
Aspen Aerogels, Inc. (a)	311	14,309
Baker Hughes Co. Class A	8,206	202,934
Bristow Group, Inc. (a)	274	8,721
Cactus, Inc.	628	23,688
Championx Corp. (a)	2,120	47,403
Core Laboratories NV (b)	488	13,542
DMC Global, Inc. (a)(b)	159	5,869
Dril-Quip, Inc. (a)	364	9,166
Frank's International NV (a)	1,571	4,619
Halliburton Co.	10,002	216,243
Helix Energy Solutions Group, Inc. (a)	1,487	5,770
Helmerich & Payne, Inc.	1,248	34,208
Liberty Oilfield Services, Inc. Class A (a)	924	11,208
Nabors Industries Ltd. (a)	70	6,754
Newpark Resources, Inc. (a)	906	2,990
Nextier Oilfield Solutions, Inc. (a)	1,666	7,664
NOV, Inc. (a)	4,424	57,999
Oceaneering International, Inc. (a)	1,105	14,719
Oil States International, Inc. (a)	760	4,856
Patterson-UTI Energy, Inc.	2,009	18,081
ProPetro Holding Corp. (a)	979	8,468
RPC, Inc. (a)(b)	526	2,556
Schlumberger Ltd.	15,741	466,563
Select Energy Services, Inc. Class A (a)	605	3,140
Solaris Oilfield Infrastructure, Inc. Class A	263	2,193
Technip Energies NV ADR	1,265	19,823
TechnipFMC PLC (a)	4,875	36,709
TETRA Technologies, Inc. (a)	1,488	4,643
Tidewater, Inc. (a)	478	5,765
Transocean Ltd. (United States) (a)(b)	6,515	24,692
U.S. Silica Holdings, Inc. (a)	924	7,383
		1,303,692
Oil, Gas & Consumable Fuels - 2.4%
Alto Ingredients, Inc. (a)	743	3,670
Antero Resources Corp. (a)	3,091	58,142
APA Corp.	4,232	90,692
Arch Resources, Inc. (a)	171	15,860
Berry Corp.	797	5,746
Bonanza Creek Energy, Inc.	213	10,203
Brigham Minerals, Inc. Class A	429	8,220
Cabot Oil & Gas Corp.	4,475	97,376
Callon Petroleum Co. (a)	519	25,473
Centennial Resource Development, Inc. Class A (a)(b)	2,122	14,217
Cheniere Energy, Inc.	2,600	253,942
Chevron Corp.	21,744	2,205,929
Cimarex Energy Co.	1,164	101,501
Clean Energy Fuels Corp. (a)(b)	1,332	10,856
CNX Resources Corp. (a)	2,463	31,083
Comstock Resources, Inc. (a)	720	7,452
ConocoPhillips Co.	15,255	1,033,831
CONSOL Energy, Inc. (a)	356	9,263
Contango Oil & Gas Co. (a)(b)	1,673	7,646
Continental Resources, Inc. (b)	705	32,536
CVR Energy, Inc.	338	5,631
Delek U.S. Holdings, Inc.	727	13,064
Denbury, Inc. (a)	561	39,410
Devon Energy Corp.	6,669	236,816
Diamondback Energy, Inc.	2,035	192,653
DT Midstream, Inc.	1,081	49,985
EOG Resources, Inc.	6,572	527,534
EQT Corp. (a)	3,121	63,856
Equitrans Midstream Corp.	4,606	46,705
Exxon Mobil Corp.	47,672	2,804,067
Green Plains, Inc. (a)	528	17,239
Hess Corp.	3,076	240,266
HollyFrontier Corp.	1,694	56,122
International Seaways, Inc.	492	8,964
Kinder Morgan, Inc.	21,917	366,671
Kosmos Energy Ltd. (a)	4,422	13,089
Laredo Petroleum, Inc. (a)	94	7,621
Magnolia Oil & Gas Corp. Class A	1,522	27,076
Marathon Oil Corp.	8,887	121,485
Marathon Petroleum Corp.	7,155	442,251
Matador Resources Co.	1,233	46,903
Murphy Oil Corp.	1,623	40,526
National Energy Services Reunited Corp. (a)	407	5,096
Northern Oil & Gas, Inc.	517	11,064
Occidental Petroleum Corp.	9,441	279,265
ONEOK, Inc.	5,009	290,472
Ovintiv, Inc.	2,927	96,240
Par Pacific Holdings, Inc. (a)	477	7,498
PBF Energy, Inc. Class A (a)(b)	1,089	14,124
PDC Energy, Inc.	1,128	53,456
Peabody Energy Corp. (a)	761	11,255
Penn Virginia Corp. (a)	194	5,174
Phillips 66 Co.	4,919	344,478
Pioneer Natural Resources Co.	2,318	385,970
Range Resources Corp. (a)	2,888	65,355
Renewable Energy Group, Inc. (a)	516	25,903
Rex American Resources Corp. (a)	68	5,431
SM Energy Co.	1,216	32,078
Southwestern Energy Co. (a)	7,283	40,348
Talos Energy, Inc. (a)	398	5,480
Targa Resources Corp.	2,572	126,568
Teekay Corp. (a)(b)	1,029	3,766
Teekay Tankers Ltd. (a)(b)	238	3,458
Tellurian, Inc. (a)(b)	2,456	9,603
The Williams Companies, Inc.	13,657	354,263
Uranium Energy Corp. (a)	2,042	6,228
Valero Energy Corp.	4,600	324,622
W&T Offshore, Inc. (a)	1,082	4,025
World Fuel Services Corp.	693	23,299
		11,926,091
TOTAL ENERGY		13,229,783
FINANCIALS - 11.8%
Banks - 4.5%
1st Source Corp.	190	8,976
Allegiance Bancshares, Inc.	193	7,363
Ameris Bancorp	805	41,763
Associated Banc-Corp.	1,801	38,577
Atlantic Union Bankshares Corp.	886	32,649
Banc of California, Inc.	492	9,097
BancFirst Corp.	214	12,866
Bancorp, Inc., Delaware (a)	581	14,786
BancorpSouth Bank	1,092	32,520
Bank of America Corp.	85,556	3,631,852
Bank of Hawaii Corp.	450	36,977
Bank OZK	1,379	59,269
BankUnited, Inc.	1,086	45,417
Banner Corp.	395	21,808
Berkshire Hills Bancorp, Inc.	555	14,974
BOK Financial Corp.	367	32,865
Brookline Bancorp, Inc., Delaware	821	12,528
Bryn Mawr Bank Corp.	231	10,614
Cadence Bancorp Class A	1,417	31,117
Camden National Corp.	168	8,047
Cathay General Bancorp	916	37,913
Central Pacific Financial Corp.	288	7,396
CIT Group, Inc.	1,108	57,561
Citigroup, Inc.	23,501	1,649,300
Citizens Financial Group, Inc.	4,779	224,517
City Holding Co.	171	13,323
Columbia Banking Systems, Inc.	818	31,076
Comerica, Inc.	1,556	125,258
Commerce Bancshares, Inc.	1,199	83,546
Community Bank System, Inc.	604	41,326
Community Trust Bancorp, Inc.	166	6,989
ConnectOne Bancorp, Inc.	394	11,824
CrossFirst Bankshares, Inc.	475	6,175
Cullen/Frost Bankers, Inc.	641	76,035
Customers Bancorp, Inc. (a)	335	14,412
CVB Financial Corp.	1,554	31,655
Dime Community Bancshares, Inc.	391	12,770
Eagle Bancorp, Inc.	357	20,528
East West Bancorp, Inc.	1,600	124,064
Eastern Bankshares, Inc.	2,094	42,508
Enterprise Financial Services Corp.	478	21,644
FB Financial Corp.	342	14,665
Fifth Third Bancorp	7,997	339,393
First Bancorp, North Carolina (b)	317	13,634
First Bancorp, Puerto Rico	2,469	32,467
First Bancshares, Inc.	242	9,385
First Busey Corp.	530	13,054
First Citizens Bancshares, Inc.	81	68,297
First Commonwealth Financial Corp.	1,039	14,162
First Financial Bancorp, Ohio	1,063	24,885
First Financial Bankshares, Inc. (b)	1,616	74,255
First Financial Corp., Indiana	108	4,541
First Foundation, Inc.	447	11,756
First Hawaiian, Inc.	1,551	45,522
First Horizon National Corp.	6,276	102,236
First Interstate Bancsystem, Inc.	366	14,735
First Merchants Corp.	609	25,481
First Midwest Bancorp, Inc., Delaware	1,255	23,858
First Republic Bank	1,982	382,288
Flushing Financial Corp.	298	6,735
FNB Corp., Pennsylvania	3,579	41,588
Fulton Financial Corp.	1,807	27,611
German American Bancorp, Inc.	281	10,855
Glacier Bancorp, Inc.	1,093	60,498
Great Southern Bancorp, Inc.	93	5,097
Great Western Bancorp, Inc.	617	20,201
Hancock Whitney Corp.	972	45,801
Hanmi Financial Corp.	375	7,523
HarborOne Bancorp, Inc.	666	9,351
Heartland Financial U.S.A., Inc.	413	19,857
Heritage Commerce Corp.	609	7,083
Heritage Financial Corp., Washington	409	10,430
Hilltop Holdings, Inc.	704	23,000
Home Bancshares, Inc.	1,701	40,025
Hope Bancorp, Inc.	1,357	19,595
Horizon Bancorp, Inc. Indiana (b)	378	6,868
Huntington Bancshares, Inc.	16,609	256,775
Independent Bank Corp.	200	4,296
Independent Bank Corp., Massachusetts	360	27,414
Independent Bank Group, Inc.	416	29,553
International Bancshares Corp.	606	25,234
Investors Bancorp, Inc.	2,604	39,346
JPMorgan Chase & Co.	34,366	5,625,371
KeyCorp	10,891	235,463
Lakeland Bancorp, Inc.	541	9,538
Lakeland Financial Corp.	303	21,586
Live Oak Bancshares, Inc.	334	21,252
M&T Bank Corp.	1,446	215,946
Midland States Bancorp, Inc.	252	6,232
National Bank Holdings Corp.	344	13,925
NBT Bancorp, Inc.	463	16,724
Nicolet Bankshares, Inc. (a)	94	6,973
OceanFirst Financial Corp.	631	13,510
OFG Bancorp	575	14,502
Old National Bancorp, Indiana	2,045	34,663
Origin Bancorp, Inc.	244	10,333
Pacific Premier Bancorp, Inc.	1,065	44,134
PacWest Bancorp	1,333	60,412
Park National Corp.	158	19,268
Peoples Bancorp, Inc.	158	4,994
Peoples United Financial, Inc.	4,839	84,537
Pinnacle Financial Partners, Inc.	858	80,721
PNC Financial Services Group, Inc.	4,773	933,790
Popular, Inc.	961	74,641
Preferred Bank, Los Angeles	149	9,935
Prosperity Bancshares, Inc.	1,054	74,971
QCR Holdings, Inc.	151	7,767
Regions Financial Corp.	10,802	230,191
Renasant Corp.	613	22,099
S&T Bancorp, Inc.	440	12,967
Sandy Spring Bancorp, Inc.	529	24,239
Seacoast Banking Corp., Florida	625	21,131
ServisFirst Bancshares, Inc.	540	42,012
Signature Bank	643	175,076
Silvergate Capital Corp.	218	25,179
Simmons First National Corp. Class A	1,213	35,856
Southside Bancshares, Inc.	342	13,095
Southstate Corp.	810	60,483
Sterling Bancorp	2,174	54,263
Stock Yards Bancorp, Inc.	240	14,076
SVB Financial Group (a)	657	425,000
Synovus Financial Corp.	1,704	74,789
Texas Capital Bancshares, Inc. (a)	573	34,391
Tompkins Financial Corp.	136	11,004
TowneBank	705	21,933
Trico Bancshares	302	13,107
TriState Capital Holdings, Inc. (a)	291	6,155
Triumph Bancorp, Inc. (a)	247	24,732
Truist Financial Corp.	15,169	889,662
Trustmark Corp.	690	22,232
U.S. Bancorp	15,387	914,603
UMB Financial Corp.	511	49,419
Umpqua Holdings Corp.	2,549	51,617
United Bankshares, Inc., West Virginia	1,442	52,460
United Community Bank, Inc.	950	31,179
Univest Corp. of Pennsylvania	341	9,340
Valley National Bancorp	4,664	62,078
Veritex Holdings, Inc.	563	22,160
Washington Trust Bancorp, Inc.	186	9,854
Webster Financial Corp.	1,014	55,222
Wells Fargo & Co.	46,562	2,160,942
WesBanco, Inc.	727	24,776
Westamerica Bancorp.	282	15,865
Western Alliance Bancorp.	1,164	126,666
Wintrust Financial Corp.	659	52,964
Zions Bancorp NA	1,848	114,373
		22,351,613
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	483	72,976
Ameriprise Financial, Inc.	1,315	347,318
Apollo Global Management LLC Class A (b)	2,375	146,276
Ares Management Corp.	1,218	89,925
Artisan Partners Asset Management, Inc.	703	34,391
Assetmark Financial Holdings, Inc. (a)	177	4,402
B. Riley Financial, Inc.	193	11,395
Bank of New York Mellon Corp.	9,085	470,966
BGC Partners, Inc. Class A	3,658	19,058
BlackRock, Inc. Class A	1,599	1,341,017
Blackstone, Inc.	7,703	896,167
Blucora, Inc. (a)	568	8,855
BrightSphere Investment Group, Inc.	693	18,108
Carlyle Group LP	1,326	62,693
Cboe Global Markets, Inc.	1,208	149,623
Charles Schwab Corp.	16,857	1,227,864
CME Group, Inc.	4,043	781,835
Cohen & Steers, Inc.	260	21,780
Coinbase Global, Inc. (a)	304	69,154
Cowen Group, Inc. Class A	305	10,465
Diamond Hill Investment Group, Inc.	29	5,094
Donnelley Financial Solutions, Inc. (a)	334	11,563
Evercore, Inc. Class A	473	63,226
FactSet Research Systems, Inc.	428	168,966
Federated Hermes, Inc.	1,075	34,938
Focus Financial Partners, Inc. Class A (a)	537	28,123
Franklin Resources, Inc.	3,071	91,270
Goldman Sachs Group, Inc.	3,875	1,464,866
Greenhill & Co., Inc.	162	2,368
Hamilton Lane, Inc. Class A	367	31,129
Houlihan Lokey	579	53,326
Interactive Brokers Group, Inc.	918	57,228
Intercontinental Exchange, Inc.	6,324	726,122
Invesco Ltd.	4,238	102,178
Janus Henderson Group PLC	1,932	79,850
Jefferies Financial Group, Inc.	2,262	83,988
KKR & Co. LP	6,497	395,537
Lazard Ltd. Class A	1,276	58,441
LPL Financial	897	140,614
MarketAxess Holdings, Inc.	428	180,055
Moelis & Co. Class A	662	40,958
Moody's Corp.	1,813	643,814
Morgan Stanley	16,903	1,644,831
Morningstar, Inc.	244	63,203
MSCI, Inc.	930	565,756
NASDAQ, Inc.	1,299	250,733
Northern Trust Corp.	2,347	253,030
Open Lending Corp. (a)	1,110	40,038
Oppenheimer Holdings, Inc. Class A (non-vtg.)	116	5,254
Piper Jaffray Companies	158	21,877
PJT Partners, Inc.	260	20,569
Raymond James Financial, Inc.	2,071	191,112
S&P Global, Inc.	2,711	1,151,877
Sculptor Capital Management, Inc. Class A	226	6,303
SEI Investments Co.	1,333	79,047
State Street Corp.	3,963	335,745
StepStone Group, Inc. Class A	307	13,090
Stifel Financial Corp.	1,183	80,397
StoneX Group, Inc. (a)	198	13,048
T. Rowe Price Group, Inc.	2,569	505,322
Tradeweb Markets, Inc. Class A	1,148	92,735
Victory Capital Holdings, Inc.	197	6,897
Virtu Financial, Inc. Class A	893	21,816
Virtus Investment Partners, Inc.	78	24,205
WisdomTree Investments, Inc.	1,308	7,416
		15,642,223
Consumer Finance - 0.7%
Ally Financial, Inc.	4,214	215,125
American Express Co.	7,349	1,231,178
Capital One Financial Corp.	5,173	837,871
Credit Acceptance Corp. (a)	132	77,260
CURO Group Holdings Corp.	190	3,293
Discover Financial Services	3,455	424,447
Encore Capital Group, Inc. (a)(b)	353	17,392
Enova International, Inc. (a)	400	13,820
EZCORP, Inc. (non-vtg.) Class A (a)	613	4,640
First Cash Financial Services, Inc.	459	40,163
Green Dot Corp. Class A (a)	619	31,154
LendingClub Corp. (a)	936	26,433
LendingTree, Inc. (a)	119	16,640
Navient Corp.	2,049	40,427
Nelnet, Inc. Class A	227	17,987
OneMain Holdings, Inc.	1,205	66,673
PRA Group, Inc. (a)	521	21,955
PROG Holdings, Inc.	767	32,222
Santander Consumer U.S.A. Holdings, Inc.	800	33,360
SLM Corp.	3,750	66,000
Synchrony Financial	6,117	298,999
Upstart Holdings, Inc.	193	61,073
World Acceptance Corp. (a)	41	7,773
		3,585,885
Diversified Financial Services - 1.2%
A-Mark Precious Metals, Inc.	50	3,001
Berkshire Hathaway, Inc. Class B (a)	21,477	5,861,932
Cannae Holdings, Inc. (a)	984	30,612
Equitable Holdings, Inc.	4,385	129,971
Voya Financial, Inc.	1,393	85,516
		6,111,032
Insurance - 2.0%
AFLAC, Inc.	7,212	375,962
Alleghany Corp. (a)	158	98,657
Allstate Corp.	3,412	434,382
AMBAC Financial Group, Inc. (a)	454	6,501
American Equity Investment Life Holding Co.	977	28,890
American Financial Group, Inc.	790	99,406
American International Group, Inc.	9,734	534,299
American National Group, Inc.	107	20,226
Amerisafe, Inc.	220	12,355
Aon PLC	2,546	727,570
Arch Capital Group Ltd. (a)	4,545	173,528
Argo Group International Holdings, Ltd.	383	20,000
Arthur J. Gallagher & Co.	2,307	342,936
Assurant, Inc.	654	103,169
Assured Guaranty Ltd.	864	40,444
Athene Holding Ltd. (a)	1,403	96,625
Axis Capital Holdings Ltd.	922	42,449
Brighthouse Financial, Inc. (a)	985	44,552
Brown & Brown, Inc.	2,640	146,388
BRP Group, Inc. (a)	479	15,946
Chubb Ltd.	5,071	879,717
Cincinnati Financial Corp.	1,692	193,260
CNO Financial Group, Inc.	1,503	35,381
eHealth, Inc. (a)	277	11,219
Employers Holdings, Inc.	310	12,242
Enstar Group Ltd. (a)	150	35,210
Erie Indemnity Co. Class A	281	50,136
Everest Re Group Ltd.	451	113,102
Fidelity National Financial, Inc.	3,284	148,897
First American Financial Corp.	1,238	83,008
Genworth Financial, Inc. Class A (a)	5,717	21,439
Globe Life, Inc.	1,061	94,461
GoHealth, Inc. (a)	454	2,284
Goosehead Insurance	189	28,783
Greenlight Capital Re, Ltd. (a)	299	2,210
Hanover Insurance Group, Inc.	414	53,663
Hartford Financial Services Group, Inc.	4,025	282,756
HCI Group, Inc.	77	8,529
Heritage Insurance Holdings, Inc.	263	1,791
Horace Mann Educators Corp.	448	17,826
James River Group Holdings Ltd.	405	15,281
Kemper Corp.	696	46,486
Kinsale Capital Group, Inc.	241	38,970
Lemonade, Inc. (a)(b)	191	12,799
Lincoln National Corp.	2,032	139,700
Loews Corp.	2,538	136,874
Markel Corp. (a)	156	186,440
Marsh & McLennan Companies, Inc.	5,724	866,785
MBIA, Inc. (a)(b)	470	6,040
Mercury General Corp.	312	17,369
MetLife, Inc.	8,464	522,483
National Western Life Group, Inc.	28	5,897
Old Republic International Corp.	3,214	74,340
Palomar Holdings, Inc. (a)	252	20,369
Primerica, Inc.	445	68,365
Principal Financial Group, Inc.	2,856	183,926
ProAssurance Corp.	593	14,102
Progressive Corp.	6,600	596,574
Prudential Financial, Inc.	4,459	469,087
Reinsurance Group of America, Inc.	768	85,448
RenaissanceRe Holdings Ltd.	573	79,876
RLI Corp.	449	45,021
Root, Inc. (b)	265	1,397
Safety Insurance Group, Inc.	148	11,729
Selective Insurance Group, Inc.	682	51,511
Selectquote, Inc. (a)	511	6,607
Siriuspoint Ltd. (a)	918	8,501
Stewart Information Services Corp.	287	18,156
The Travelers Companies, Inc.	2,840	431,708
Trean Insurance Group, Inc. (a)	90	932
Trupanion, Inc. (a)	370	28,738
United Fire Group, Inc.	225	5,198
Universal Insurance Holdings, Inc.	261	3,403
Unum Group	2,294	57,488
W.R. Berkley Corp.	1,578	115,478
White Mountains Insurance Group Ltd.	35	37,436
Willis Towers Watson PLC	1,453	337,764
		10,188,477
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	176	2,012
AGNC Investment Corp.	6,053	95,456
Annaly Capital Management, Inc.	15,674	131,975
Apollo Commercial Real Estate Finance, Inc.	1,399	20,747
Arbor Realty Trust, Inc.	1,340	24,830
Ares Commercial Real Estate Corp.	424	6,394
Armour Residential REIT, Inc.	732	7,891
Blackstone Mortgage Trust, Inc.	1,691	51,271
BrightSpire Capital, Inc.	890	8,357
Broadmark Realty Capital, Inc.	1,470	14,494
Capstead Mortgage Corp.	1,108	7,413
Cherry Hill Mortgage Investment Corp. (b)	214	1,900
Chimera Investment Corp.	2,705	40,169
Dynex Capital, Inc.	295	5,098
Ellington Financial LLC	527	9,639
Granite Point Mortgage Trust, Inc.	582	7,665
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	873	46,688
Invesco Mortgage Capital, Inc.	2,797	8,811
KKR Real Estate Finance Trust, Inc.	339	7,153
Ladder Capital Corp. Class A	1,363	15,061
MFA Financial, Inc.	4,875	22,279
New Residential Investment Corp.	5,205	57,255
New York Mortgage Trust, Inc.	4,325	18,425
Orchid Island Capital, Inc.	925	4,523
PennyMac Mortgage Investment Trust	1,131	22,269
Ready Capital Corp.	691	9,971
Redwood Trust, Inc.	1,227	15,816
Starwood Property Trust, Inc.	3,266	79,723
TPG RE Finance Trust, Inc.	617	7,638
Two Harbors Investment Corp. (b)	3,610	22,887
Western Asset Mortgage Capital Corp.	785	2,049
		775,859
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	645	33,243
Capitol Federal Financial, Inc.	1,411	16,212
Columbia Financial, Inc. (a)	467	8,640
Essent Group Ltd.	1,290	56,773
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	95	10,309
Flagstar Bancorp, Inc.	522	26,507
HomeStreet, Inc.	251	10,329
Kearny Financial Corp.	813	10,106
Merchants Bancorp	163	6,434
Meridian Bancorp, Inc. Maryland	569	11,812
Meta Financial Group, Inc.	349	18,316
MGIC Investment Corp.	3,789	56,683
Mr. Cooper Group, Inc. (a)	809	33,307
New York Community Bancorp, Inc.	5,254	67,619
NMI Holdings, Inc. (a)	939	21,231
Northfield Bancorp, Inc.	536	9,198
Northwest Bancshares, Inc.	1,642	21,806
Ocwen Financial Corp. (a)	113	3,179
PennyMac Financial Services, Inc.	456	27,875
Premier Financial Corp.	403	12,832
Provident Financial Services, Inc.	798	18,729
Radian Group, Inc.	2,159	49,052
Rocket Companies, Inc.	1,343	21,542
TFS Financial Corp.	531	10,121
Trustco Bank Corp., New York	215	6,874
Walker & Dunlop, Inc.	330	37,455
Washington Federal, Inc.	827	28,374
Waterstone Financial, Inc.	209	4,282
WSFS Financial Corp.	525	26,938
		665,778
TOTAL FINANCIALS		59,320,867
HEALTH CARE - 13.1%
Biotechnology - 2.5%
4D Molecular Therapeutics, Inc.	128	3,452
AbbVie, Inc.	19,886	2,145,103
Abeona Therapeutics, Inc. (a)	425	476
ACADIA Pharmaceuticals, Inc. (a)	1,344	22,324
Acceleron Pharma, Inc. (a)	603	103,776
ADMA Biologics, Inc. (a)	1,006	1,137
Adverum Biotechnologies, Inc. (a)	840	1,823
Aeglea BioTherapeutics, Inc. (a)	447	3,554
Agenus, Inc. (a)	1,638	8,600
Agios Pharmaceuticals, Inc. (a)	652	30,090
Akebia Therapeutics, Inc. (a)(b)	1,697	4,887
Akero Therapeutics, Inc. (a)(b)	159	3,554
Akouos, Inc. (a)(b)	215	2,496
Albireo Pharma, Inc. (a)(b)	203	6,334
Aldeyra Therapeutics, Inc. (a)	572	5,022
Alector, Inc. (a)(b)	619	14,126
Aligos Therapeutics, Inc.	109	1,691
Alkermes PLC (a)	1,813	55,913
Allakos, Inc. (a)	357	37,796
Allogene Therapeutics, Inc. (a)(b)	765	19,661
Allovir, Inc. (a)(b)	190	4,761
Alnylam Pharmaceuticals, Inc. (a)	1,317	248,663
Altimmune, Inc. (a)(b)	279	3,155
ALX Oncology Holdings, Inc. (a)	134	9,897
Amgen, Inc.	6,503	1,382,863
Amicus Therapeutics, Inc. (a)	2,982	28,478
AnaptysBio, Inc. (a)(b)	242	6,563
Anavex Life Sciences Corp. (a)(b)	744	13,355
Anika Therapeutics, Inc. (a)	160	6,810
Annexon, Inc. (a)	168	3,126
Apellis Pharmaceuticals, Inc. (a)	675	22,248
Applied Genetic Technologies Corp. (a)	442	1,330
Applied Molecular Transport, Inc. (a)	141	3,648
Applied Therapeutics, Inc. (a)	174	2,888
Aprea Therapeutics, Inc. (a)(b)	351	1,794
Arbutus Biopharma Corp. (a)(b)	889	3,814
Arcturus Therapeutics Holdings, Inc. (a)(b)	235	11,228
Arcus Biosciences, Inc. (a)	504	17,574
Arcutis Biotherapeutics, Inc. (a)	313	7,478
Ardelyx, Inc. (a)	634	837
Arena Pharmaceuticals, Inc. (a)	699	41,625
Arrowhead Pharmaceuticals, Inc. (a)	1,170	73,043
Assembly Biosciences, Inc. (a)	212	738
Atara Biotherapeutics, Inc. (a)	919	16,450
Athenex, Inc. (a)	650	1,957
Athersys, Inc. (a)(b)	2,232	2,969
Atreca, Inc. (a)(b)	323	2,012
Avid Bioservices, Inc. (a)	612	13,201
Avidity Biosciences, Inc. (a)	182	4,483
Avita Medical, Inc. (a)	229	4,058
AVROBIO, Inc. (a)	308	1,719
Beam Therapeutics, Inc. (a)(b)	297	25,842
BeyondSpring, Inc. (a)(b)	331	5,217
BioAtla, Inc.	139	4,092
BioCryst Pharmaceuticals, Inc. (a)(b)	2,024	29,085
Biogen, Inc. (a)	1,716	485,611
Biohaven Pharmaceutical Holding Co. Ltd. (a)	590	81,957
BioMarin Pharmaceutical, Inc. (a)	2,051	158,522
BioXcel Therapeutics, Inc. (a)	187	5,675
Black Diamond Therapeutics, Inc. (a)(b)	136	1,151
bluebird bio, Inc. (a)	784	14,982
Blueprint Medicines Corp. (a)	656	67,443
Bolt Biotherapeutics, Inc. (b)	168	2,125
BrainStorm Cell Therpeutic, Inc. (a)	213	703
BridgeBio Pharma, Inc. (a)(b)	1,104	51,744
Burning Rock Biotech Ltd. ADR (a)	155	2,771
C4 Therapeutics, Inc.	153	6,836
Calithera Biosciences, Inc. (a)	574	1,251
Capricor Therapeutics, Inc. (a)(b)	203	816
CareDx, Inc. (a)	583	36,945
Catalyst Biosciences, Inc. (a)	343	1,410
Catalyst Pharmaceutical Partners, Inc. (a)	975	5,168
Cel-Sci Corp. (a)	406	4,462
Celldex Therapeutics, Inc. (a)	516	27,859
ChemoCentryx, Inc. (a)	558	9,542
Chimerix, Inc. (a)	836	5,175
Chinook Therapeutics, Inc. (a)	347	4,428
Clene, Inc. (a)(b)	278	1,899
Clovis Oncology, Inc. (a)(b)	1,320	5,887
Codiak Biosciences, Inc.	93	1,519
Coherus BioSciences, Inc. (a)	704	11,313
Concert Pharmaceuticals, Inc. (a)	140	458
Corbus Pharmaceuticals Holdings, Inc. (a)	1,277	1,303
Cortexyme, Inc. (a)(b)	154	14,116
Crinetics Pharmaceuticals, Inc. (a)	244	5,136
Cue Biopharma, Inc. (a)	265	3,861
Cullinan Oncology, Inc.	161	3,634
Cyclerion Therapeutics, Inc. (a)	325	998
Cytokinetics, Inc. (a)	914	32,666
CytomX Therapeutics, Inc. (a)	648	3,298
Deciphera Pharmaceuticals, Inc. (a)	468	15,903
Denali Therapeutics, Inc. (a)	913	46,061
DermTech, Inc. (a)(b)	281	9,023
Dicerna Pharmaceuticals, Inc. (a)	722	14,556
Dynavax Technologies Corp. (a)(b)	1,164	22,360
Dyne Therapeutics, Inc.	184	2,988
Eagle Pharmaceuticals, Inc. (a)(b)	118	6,582
Editas Medicine, Inc. (a)(b)	774	31,796
Eiger Biopharmaceuticals, Inc. (a)	282	1,884
Emergent BioSolutions, Inc. (a)	516	25,836
Enanta Pharmaceuticals, Inc. (a)	232	13,180
Epizyme, Inc. (a)	887	4,541
Exact Sciences Corp. (a)	1,904	181,737
Exelixis, Inc. (a)	3,494	73,863
Fate Therapeutics, Inc. (a)	896	53,106
FibroGen, Inc. (a)	916	9,362
Flexion Therapeutics, Inc. (a)	424	2,586
Foghorn Therapeutics, Inc.	161	2,243
Forma Therapeutics Holdings, Inc. (a)	254	5,890
Fortress Biotech, Inc. (a)	901	2,901
Frequency Therapeutics, Inc. (a)(b)	259	1,829
G1 Therapeutics, Inc. (a)(b)	308	4,133
Generation Bio Co. (a)(b)	250	6,268
Geron Corp. (a)	3,852	5,277
Gilead Sciences, Inc.	14,136	987,400
Global Blood Therapeutics, Inc. (a)	673	17,148
GlycoMimetics, Inc. (a)	740	1,621
Gossamer Bio, Inc. (a)	566	7,115
Gt Biopharma, Inc. (a)	251	1,692
Halozyme Therapeutics, Inc. (a)	1,462	59,474
Harpoon Therapeutics, Inc. (a)	185	1,462
Heat Biologics, Inc. (a)	167	994
Heron Therapeutics, Inc. (a)(b)	903	9,653
Homology Medicines, Inc. (a)(b)	424	3,337
Horizon Therapeutics PLC (a)	2,522	276,260
iBio, Inc. (a)	2,199	2,331
Ideaya Biosciences, Inc. (a)(b)	175	4,461
IGM Biosciences, Inc.	85	5,590
Immatics NV (a)	334	4,342
ImmunityBio, Inc. (a)(b)	421	4,101
ImmunoGen, Inc. (a)	2,199	12,468
Immunovant, Inc. (a)(b)	611	5,310
Incyte Corp. (a)	2,104	144,713
Inhibrx, Inc. (a)	92	3,065
Inovio Pharmaceuticals, Inc. (a)(b)	2,402	17,198
Inozyme Pharma, Inc. (a)	75	869
Insmed, Inc. (a)	1,284	35,361
Intellia Therapeutics, Inc. (a)	744	99,808
Intercept Pharmaceuticals, Inc. (a)(b)	316	4,693
Invitae Corp. (a)(b)	1,967	55,922
Ionis Pharmaceuticals, Inc. (a)	1,602	53,731
Iovance Biotherapeutics, Inc. (a)	1,589	39,185
Ironwood Pharmaceuticals, Inc. Class A (a)	1,753	22,894
iTeos Therapeutics, Inc. (a)	150	4,050
Iveric Bio, Inc. (a)	925	15,022
Jounce Therapeutics, Inc. (a)	239	1,776
Kadmon Holdings, Inc. (a)	1,839	16,018
Kalvista Pharmaceuticals, Inc. (a)	180	3,141
Karuna Therapeutics, Inc. (a)	205	25,078
Karyopharm Therapeutics, Inc. (a)(b)	856	4,982
Keros Therapeutics, Inc. (a)	64	2,532
Kiniksa Pharmaceuticals Ltd. (a)	212	2,415
Kinnate Biopharma, Inc. (b)	197	4,535
Kodiak Sciences, Inc. (a)	360	34,553
Kronos Bio, Inc. (b)	134	2,809
Krystal Biotech, Inc. (a)	188	9,815
Kura Oncology, Inc. (a)	698	13,074
Kymera Therapeutics, Inc. (a)	167	9,810
Ligand Pharmaceuticals, Inc. Class B (a)(b)	184	25,635
Lineage Cell Therapeutics, Inc. (a)	1,681	4,236
Macrogenics, Inc. (a)	611	12,794
Madrigal Pharmaceuticals, Inc. (a)(b)	107	8,538
Magenta Therapeutics, Inc. (a)	324	2,359
MannKind Corp. (a)(b)	2,670	11,615
Matinas BioPharma Holdings, Inc. (a)	2,346	3,050
MediciNova, Inc.	307	1,164
MEI Pharma, Inc. (a)	1,253	3,458
Mersana Therapeutics, Inc. (a)	618	5,828
Minerva Neurosciences, Inc. (a)	186	324
Mirati Therapeutics, Inc. (a)	514	90,932
Mirum Pharmaceuticals, Inc. (a)	149	2,968
Moderna, Inc. (a)	3,422	1,316,991
Molecular Templates, Inc. (a)(b)	354	2,375
Morphic Holding, Inc. (a)	175	9,912
Mustang Bio, Inc. (a)	365	982
Myriad Genetics, Inc. (a)	846	27,317
Natera, Inc. (a)	928	103,416
Neoleukin Therapeutics, Inc. (a)	363	2,624
Neubase Therapeutics, Inc. (a)	153	552
Neurocrine Biosciences, Inc. (a)	1,062	101,856
NextCure, Inc. (a)	65	438
Nkarta, Inc. (a)	207	5,757
Novavax, Inc. (a)	765	158,592
Nurix Therapeutics, Inc. (a)	169	5,063
Olema Pharmaceuticals, Inc. (b)	150	4,134
Oncorus, Inc. (a)	103	962
Opko Health, Inc. (a)(b)	4,729	17,261
ORIC Pharmaceuticals, Inc. (a)	165	3,450
Ovid Therapeutics, Inc. (a)	403	1,354
Oyster Point Pharma, Inc. (a)	95	1,126
Palatin Technologies, Inc. (a)(b)	1,636	725
Passage Bio, Inc. (a)	260	2,590
PDL BioPharma, Inc. (a)(c)	644	1,591
PMV Pharmaceuticals, Inc.	119	3,546
Poseida Therapeutics, Inc. (a)	141	1,028
Praxis Precision Medicines, Inc.	114	2,108
Precigen, Inc. (a)(b)	1,100	5,489
Precision BioSciences, Inc. (a)	450	5,193
Prelude Therapeutics, Inc. (b)	118	3,688
Protagonist Therapeutics, Inc. (a)	432	7,655
Prothena Corp. PLC (a)	284	20,229
PTC Therapeutics, Inc. (a)	794	29,545
Puma Biotechnology, Inc. (a)	355	2,489
Radius Health, Inc. (a)(b)	466	5,783
RAPT Therapeutics, Inc. (a)	123	3,819
Recro Pharma, Inc. (a)	85	175
Regeneron Pharmaceuticals, Inc. (a)	1,186	717,743
REGENXBIO, Inc. (a)	378	15,846
Relay Therapeutics, Inc. (a)	241	7,599
Repligen Corp. (a)	574	165,880
Replimune Group, Inc. (a)	284	8,418
Revolution Medicines, Inc.	512	14,085
Rhythm Pharmaceuticals, Inc. (a)	420	5,485
Rigel Pharmaceuticals, Inc. (a)	1,949	7,075
Rocket Pharmaceuticals, Inc. (a)	504	15,065
Rubius Therapeutics, Inc. (a)(b)	522	9,333
Sage Therapeutics, Inc. (a)	592	26,232
Sangamo Therapeutics, Inc. (a)	1,297	11,686
Sarepta Therapeutics, Inc. (a)	887	82,030
Scholar Rock Holding Corp. (a)	241	7,958
Seagen, Inc. (a)	1,428	242,474
Selecta Biosciences, Inc. (a)	1,036	4,310
Seres Therapeutics, Inc. (a)	637	4,434
Sesen Bio, Inc. (a)	1,904	1,510
Shattuck Labs, Inc. (b)	123	2,507
Silverback Therapeutics, Inc.	158	1,577
Sorrento Therapeutics, Inc. (a)(b)	2,570	19,609
Spectrum Pharmaceuticals, Inc. (a)	1,341	2,923
Spero Therapeutics, Inc. (a)(b)	279	5,136
Springworks Therapeutics, Inc. (a)(b)	312	19,793
Spruce Biosciences, Inc.	97	583
SQZ Biotechnologies Co. (b)	115	1,658
Stoke Therapeutics, Inc. (a)	214	5,444
Sutro Biopharma, Inc. (a)	345	6,517
Syndax Pharmaceuticals, Inc. (a)(b)	428	8,179
Syros Pharmaceuticals, Inc. (a)	476	2,128
T2 Biosystems, Inc. (a)	1,090	998
Taysha Gene Therapies, Inc.	96	1,788
TCR2 Therapeutics, Inc. (a)(b)	251	2,136
TG Therapeutics, Inc. (a)	1,306	43,464
Travere Therapeutics, Inc. (a)	642	15,569
Trevena, Inc. (a)(b)	2,135	2,626
Turning Point Therapeutics, Inc. (a)	483	32,086
Twist Bioscience Corp. (a)	471	50,383
Ultragenyx Pharmaceutical, Inc. (a)	706	63,674
uniQure B.V. (a)	411	13,156
United Therapeutics Corp. (a)	501	92,475
UNITY Biotechnology, Inc. (a)(b)	354	1,062
Vanda Pharmaceuticals, Inc. (a)	643	11,021
Vaxart, Inc. (a)(b)	1,419	11,281
Vaxcyte, Inc.	211	5,353
VBI Vaccines, Inc. (a)	2,574	8,005
Veracyte, Inc. (a)	768	35,674
Verastem, Inc. (a)	1,592	4,903
Vericel Corp. (a)	523	25,522
Vertex Pharmaceuticals, Inc. (a)	2,928	531,110
Viking Therapeutics, Inc. (a)(b)	775	4,867
Vir Biotechnology, Inc. (a)	742	32,292
Vor Biopharma, Inc. (a)	157	2,462
Voyager Therapeutics, Inc. (a)	176	463
Xbiotech, Inc.	170	2,202
Xencor, Inc. (a)	653	21,327
Y-mAbs Therapeutics, Inc. (a)	325	9,276
Zentalis Pharmaceuticals, Inc. (a)	202	13,461
ZIOPHARM Oncology, Inc. (a)(b)	2,030	3,695
		12,615,457
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	19,952	2,356,930
Abiomed, Inc. (a)	510	166,015
Accelerate Diagnostics, Inc. (a)	471	2,746
Accuray, Inc. (a)	889	3,512
Acutus Medical, Inc. (a)	75	663
Align Technology, Inc. (a)	811	539,664
Alphatec Holdings, Inc. (a)(b)	697	8,496
Angiodynamics, Inc. (a)	445	11,543
Aspira Women's Health, Inc. (a)(b)	668	2,171
Atricure, Inc. (a)	515	35,818
Atrion Corp.	15	10,463
Avanos Medical, Inc. (a)	550	17,160
AxoGen, Inc. (a)	394	6,225
Axonics Modulation Technologies, Inc. (a)	397	25,841
Baxter International, Inc.	5,683	457,084
Becton, Dickinson & Co.	3,271	804,077
BioLife Solutions, Inc. (a)	289	12,230
BioSig Technologies, Inc. (a)	280	834
Bioventus, Inc. (b)	132	1,869
Boston Scientific Corp. (a)	15,952	692,157
Cardiovascular Systems, Inc. (a)	463	15,200
Cerus Corp. (a)	1,801	10,968
Co.-Diagnostics, Inc. (a)(b)	368	3,581
CONMED Corp.	332	43,436
Cryolife, Inc. (a)	439	9,785
CryoPort, Inc. (a)(b)	524	34,851
Cutera, Inc. (a)	207	9,646
CytoSorbents Corp. (a)(b)	498	4,044
Danaher Corp.	7,139	2,173,397
Dentsply Sirona, Inc.	2,463	142,977
DexCom, Inc. (a)	1,083	592,249
Eargo, Inc.	102	686
Edwards Lifesciences Corp. (a)	7,033	796,206
Envista Holdings Corp. (a)	1,790	74,840
Glaukos Corp. (a)	523	25,193
Globus Medical, Inc. (a)	882	67,579
Haemonetics Corp. (a)	570	40,236
Heska Corp. (a)	112	28,956
Hill-Rom Holdings, Inc.	746	111,900
Hologic, Inc. (a)	2,900	214,049
ICU Medical, Inc. (a)	220	51,344
IDEXX Laboratories, Inc. (a)	962	598,268
Inari Medical, Inc. (a)	96	7,786
Inogen, Inc. (a)	222	9,566
Insulet Corp. (a)	744	211,467
Integer Holdings Corp. (a)	371	33,145
Integra LifeSciences Holdings Corp. (a)	810	55,469
Intersect ENT, Inc. (a)	374	10,173
Intuitive Surgical, Inc. (a)	1,326	1,318,243
Invacare Corp. (a)	319	1,518
iRhythm Technologies, Inc. (a)	341	19,969
Lantheus Holdings, Inc.	778	19,979
LeMaitre Vascular, Inc. (b)	206	10,937
LivaNova PLC (a)	585	46,326
Masimo Corp. (a)	572	154,846
Medtronic PLC	15,177	1,902,437
Meridian Bioscience, Inc. (a)	506	9,735
Merit Medical Systems, Inc. (a)	547	39,275
Mesa Laboratories, Inc.	54	16,327
Natus Medical, Inc. (a)	366	9,179
Neogen Corp. (a)	1,214	52,724
Nevro Corp. (a)	389	45,272
Novocure Ltd. (a)	958	111,291
NuVasive, Inc. (a)	598	35,790
OraSure Technologies, Inc. (a)	843	9,534
Ortho Clinical Diagnostics Holdings PLC	857	15,837
Orthofix International NV (a)	226	8,615
OrthoPediatrics Corp. (a)	139	9,106
Outset Medical, Inc.	228	11,272
Penumbra, Inc. (a)	382	101,803
Pulmonx Corp.	99	3,562
Pulse Biosciences, Inc. (a)	180	3,888
Quidel Corp. (a)	431	60,836
Quotient Ltd. (a)	1,028	2,406
Repro Medical Systems, Inc. (a)	319	909
ResMed, Inc.	1,639	431,958
Retractable Technologies, Inc. (a)(b)	105	1,158
Rockwell Medical Technologies, Inc. (a)(b)	904	539
Seaspine Holdings Corp. (a)	203	3,193
Shockwave Medical, Inc. (a)	357	73,499
SI-BONE, Inc. (a)	308	6,597
Sientra, Inc. (a)(b)	481	2,756
Silk Road Medical, Inc. (a)	394	21,682
SmileDirectClub, Inc. (a)(b)	961	5,113
Staar Surgical Co. (a)	531	68,249
STERIS PLC	1,098	224,299
Stryker Corp.	3,684	971,544
Surgalign Holdings, Inc. (a)	1,262	1,376
SurModics, Inc. (a)	160	8,896
Tactile Systems Technology, Inc. (a)	218	9,690
Talis Biomedical Corp.	239	1,494
Tandem Diabetes Care, Inc. (a)	699	83,447
Teleflex, Inc.	526	198,065
The Cooper Companies, Inc.	553	228,560
TransMedics Group, Inc. (a)	283	9,364
Vapotherm, Inc. (a)(b)	270	6,013
Varex Imaging Corp. (a)	443	12,493
ViewRay, Inc. (a)	1,388	10,007
West Pharmaceutical Services, Inc.	835	354,491
Zimmer Biomet Holdings, Inc.	2,339	342,336
Zynex, Inc. (a)(b)	186	2,119
		17,633,049
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	836	16,929
Acadia Healthcare Co., Inc. (a)	1,003	63,971
Accolade, Inc. (a)	182	7,675
AdaptHealth Corp. (a)	864	20,123
Addus HomeCare Corp. (a)	175	13,956
Amedisys, Inc. (a)	368	54,869
AmerisourceBergen Corp.	1,657	197,929
AMN Healthcare Services, Inc. (a)	529	60,703
Anthem, Inc.	2,758	1,028,182
Apollo Medical Holdings, Inc. (a)(b)	140	12,747
Apria, Inc.	96	3,566
Brookdale Senior Living, Inc. (a)	1,944	12,247
Cardinal Health, Inc.	3,306	163,515
Castle Biosciences, Inc. (a)	197	13,101
Centene Corp. (a)	6,551	408,193
Chemed Corp.	180	83,722
Cigna Corp.	3,963	793,234
Community Health Systems, Inc. (a)	1,401	16,392
Corvel Corp. (a)	99	18,436
Covetrus, Inc. (a)	1,152	20,897
Cross Country Healthcare, Inc. (a)	408	8,666
CVS Health Corp.	14,768	1,253,212
DaVita HealthCare Partners, Inc. (a)	813	94,519
Encompass Health Corp.	1,107	83,069
Fulgent Genetics, Inc. (a)(b)	206	18,530
Guardant Health, Inc. (a)	962	120,260
Hanger, Inc. (a)	426	9,355
HCA Holdings, Inc.	2,986	724,762
HealthEquity, Inc.	938	60,745
Henry Schein, Inc. (a)	1,602	122,008
Humana, Inc.	1,451	564,657
InfuSystems Holdings, Inc. (a)	229	2,984
Laboratory Corp. of America Holdings (a)	1,099	309,303
LHC Group, Inc. (a)	352	55,232
Magellan Health Services, Inc. (a)	267	25,245
McKesson Corp.	1,789	356,691
MEDNAX, Inc. (a)	975	27,719
Modivcare, Inc. (a)	141	25,608
Molina Healthcare, Inc. (a)	653	177,165
National Healthcare Corp.	144	10,077
National Research Corp. Class A	161	6,789
Ontrak, Inc. (a)(b)	112	1,124
Option Care Health, Inc. (a)	1,360	32,994
Owens & Minor, Inc.	841	26,315
Patterson Companies, Inc.	985	29,688
Pennant Group, Inc. (a)	292	8,202
PetIQ, Inc. Class A (a)(b)	272	6,792
Premier, Inc.	799	30,969
Progyny, Inc. (a)	403	22,568
Quest Diagnostics, Inc.	1,502	218,256
R1 RCM, Inc. (a)	1,553	34,182
RadNet, Inc. (a)	505	14,802
Select Medical Holdings Corp.	1,216	43,983
Surgery Partners, Inc. (a)	303	12,829
Tenet Healthcare Corp. (a)	1,199	79,662
The Ensign Group, Inc.	590	44,185
The Joint Corp. (a)	146	14,311
Tivity Health, Inc. (a)	421	9,708
Triple-S Management Corp. (a)	277	9,797
U.S. Physical Therapy, Inc.	139	15,373
UnitedHealth Group, Inc.	10,647	4,160,209
Universal Health Services, Inc. Class B	876	121,212
		12,004,144
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,510	20,189
American Well Corp.	715	6,514
Cerner Corp.	3,451	243,365
Certara, Inc.	426	14,101
Change Healthcare, Inc. (a)	2,580	54,025
Computer Programs & Systems, Inc.	117	4,149
Evolent Health, Inc. (a)	895	27,745
GoodRx Holdings, Inc. (b)	437	17,926
Health Catalyst, Inc. (a)(b)	428	21,404
HealthStream, Inc. (a)	298	8,517
iCAD, Inc. (a)	233	2,505
Inovalon Holdings, Inc. Class A (a)	867	34,931
Inspire Medical Systems, Inc. (a)	304	70,796
NantHealth, Inc. (a)	333	536
Nextgen Healthcare, Inc. (a)	612	8,629
Omnicell, Inc. (a)	485	71,989
OptimizeRx Corp. (a)(b)	156	13,346
Phreesia, Inc. (a)	407	25,112
Schrodinger, Inc. (a)(b)	401	21,927
Simulations Plus, Inc. (b)	171	6,755
Tabula Rasa HealthCare, Inc. (a)(b)	234	6,133
Teladoc Health, Inc. (a)(b)	1,463	185,523
Veeva Systems, Inc. Class A (a)	1,538	443,205
Vocera Communications, Inc. (a)	363	16,611
		1,325,933
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	824	119,958
Adaptive Biotechnologies Corp. (a)	948	32,223
Agilent Technologies, Inc.	3,432	540,643
Avantor, Inc. (a)	5,824	238,202
Bio-Rad Laboratories, Inc. Class A (a)	243	181,266
Bio-Techne Corp.	437	211,757
Bruker Corp.	1,148	89,659
Charles River Laboratories International, Inc. (a)	561	231,508
ChromaDex, Inc. (a)(b)	464	2,909
Codexis, Inc. (a)	611	14,212
Fluidigm Corp. (a)	780	5,140
Frontage Holdings Corp. (a)(d)	6,000	3,886
Illumina, Inc. (a)	1,644	666,823
IQVIA Holdings, Inc. (a)	2,154	515,969
Maravai LifeSciences Holdings, Inc.	1,104	54,184
Medpace Holdings, Inc. (a)	310	58,677
Mettler-Toledo International, Inc. (a)	264	363,623
Nanostring Technologies, Inc. (a)	515	24,725
NeoGenomics, Inc. (a)	1,304	62,905
Pacific Biosciences of California, Inc. (a)	2,161	55,214
PerkinElmer, Inc.	1,263	218,865
Personalis, Inc. (a)	325	6,253
PPD, Inc. (a)	1,207	56,476
Quanterix Corp. (a)	293	14,588
Seer, Inc. (b)	157	5,421
Sotera Health Co.	846	22,123
Syneos Health, Inc. (a)	1,131	98,940
Thermo Fisher Scientific, Inc.	4,435	2,533,849
Waters Corp. (a)	700	250,110
		6,680,108
Pharmaceuticals - 3.1%
AcelRx Pharmaceuticals, Inc. (a)	1,141	1,164
Aerie Pharmaceuticals, Inc. (a)(b)	470	5,358
Agile Therapeutics, Inc. (a)(b)	623	599
Amneal Pharmaceuticals, Inc. (a)	1,316	7,027
Amphastar Pharmaceuticals, Inc. (a)	401	7,623
Ampio Pharmaceuticals, Inc. (a)(b)	2,058	3,416
ANI Pharmaceuticals, Inc. (a)	100	3,282
Antares Pharma, Inc. (a)	1,751	6,374
Aquestive Therapeutics, Inc. (a)	258	1,125
Arvinas Holding Co. LLC (a)	378	31,064
Athira Pharma, Inc.	173	1,623
Avalo Therapeutics, Inc. (a)	1,155	2,518
Axsome Therapeutics, Inc. (a)(b)	285	9,394
Aytu BioScience, Inc. (a)(b)	176	507
Biodelivery Sciences International, Inc. (a)	1,158	4,180
Bristol-Myers Squibb Co.	25,232	1,492,977
Cara Therapeutics, Inc. (a)	455	7,030
Catalent, Inc. (a)	1,918	255,228
Collegium Pharmaceutical, Inc. (a)	427	8,429
Corcept Therapeutics, Inc. (a)	1,226	24,128
CorMedix, Inc. (a)	276	1,283
CymaBay Therapeutics, Inc. (a)	766	2,796
Durect Corp. (a)	2,916	3,732
Elanco Animal Health, Inc. (a)	5,316	169,527
Eli Lilly & Co.	8,961	2,070,439
Endo International PLC (a)	2,794	9,053
Esperion Therapeutics, Inc. (a)	275	3,314
Evofem Biosciences, Inc. (a)(b)	574	424
Evolus, Inc. (a)(b)	254	1,935
Fulcrum Therapeutics, Inc. (a)	240	6,770
Innoviva, Inc. (a)	767	12,817
Intra-Cellular Therapies, Inc. (a)	812	30,271
Jazz Pharmaceuticals PLC (a)	679	88,413
Johnson & Johnson	29,607	4,781,531
Kala Pharmaceuticals, Inc. (a)(b)	398	1,043
Lannett Co., Inc. (a)(b)	340	1,020
Liquidia Technologies, Inc. (a)	436	1,203
Marinus Pharmaceuticals, Inc. (a)(b)	397	4,518
Merck & Co., Inc.	28,498	2,140,485
Nektar Therapeutics (a)	2,054	36,890
NGM Biopharmaceuticals, Inc.	284	5,970
Ocular Therapeutix, Inc. (a)	905	9,050
Odonate Therapeutics, Inc. (a)	174	506
Omeros Corp. (a)(b)	688	9,488
Onconova Therapeutics, Inc. (a)(b)	172	659
OptiNose, Inc. (a)(b)	299	897
Organon & Co.	2,850	93,452
Pacira Biosciences, Inc. (a)	500	28,000
Paratek Pharmaceuticals, Inc. (a)(b)	407	1,978
Perrigo Co. PLC	1,487	70,380
Pfizer, Inc.	62,823	2,702,017
Phathom Pharmaceuticals, Inc. (a)(b)	124	3,980
Phibro Animal Health Corp. Class A	193	4,157
Pliant Therapeutics, Inc. (a)	114	1,924
Prestige Brands Holdings, Inc. (a)	561	31,478
Provention Bio, Inc. (a)	512	3,277
Reata Pharmaceuticals, Inc. (a)(b)	301	30,284
Relmada Therapeutics, Inc. (a)	142	3,722
Revance Therapeutics, Inc. (a)	722	20,115
Royalty Pharma PLC (b)	982	35,489
SIGA Technologies, Inc. (a)	588	4,345
Strongbridge Biopharma PLC (a)	400	816
Supernus Pharmaceuticals, Inc. (a)	570	15,202
Tarsus Pharmaceuticals, Inc. (a)	63	1,358
TherapeuticsMD, Inc. (a)(b)	4,409	3,269
Theravance Biopharma, Inc. (a)	475	3,515
Tricida, Inc. (a)(b)	462	2,144
Viatris, Inc.	13,570	183,874
Vyne Therapeutics, Inc. (a)(b)	501	696
WAVE Life Sciences (a)	318	1,558
Xeris Pharmaceuticals, Inc. (a)(b)	542	1,328
Zoetis, Inc. Class A	5,353	1,039,231
Zogenix, Inc. (a)	591	8,977
Zynerba Pharmaceuticals, Inc. (a)(b)	438	1,857
		15,565,503
TOTAL HEALTH CARE		65,824,194
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.4%
AAR Corp. (a)	360	11,675
Aerojet Rocketdyne Holdings, Inc.	826	35,972
AeroVironment, Inc. (a)	247	21,321
Astronics Corp. (a)	222	3,121
Axon Enterprise, Inc. (a)	719	125,839
BWX Technologies, Inc.	1,078	58,061
Curtiss-Wright Corp.	459	57,917
Ducommun, Inc. (a)	132	6,646
General Dynamics Corp.	2,610	511,638
HEICO Corp.	481	63,429
HEICO Corp. Class A	825	97,705
Hexcel Corp. (a)(b)	947	56,242
Howmet Aerospace, Inc.	4,390	136,968
Huntington Ingalls Industries, Inc.	454	87,649
Kaman Corp.	303	10,808
Kratos Defense & Security Solutions, Inc. (a)	1,410	31,457
L3Harris Technologies, Inc.	2,318	510,516
Lockheed Martin Corp.	2,776	957,998
Maxar Technologies, Inc.	826	23,392
Mercury Systems, Inc. (a)	637	30,207
Moog, Inc. Class A	330	25,156
National Presto Industries, Inc.	62	5,089
Northrop Grumman Corp.	1,746	628,822
PAE, Inc. (a)	616	3,684
Park Aerospace Corp. (b)	225	3,078
Parsons Corp. (a)	270	9,115
Raytheon Technologies Corp.	17,101	1,470,002
Spirit AeroSystems Holdings, Inc. Class A	1,215	53,691
Textron, Inc.	2,555	178,365
The Boeing Co. (a)	6,178	1,358,789
TransDigm Group, Inc. (a)	615	384,111
Triumph Group, Inc. (a)	572	10,656
Vectrus, Inc. (a)	138	6,939
Virgin Galactic Holdings, Inc. (a)(b)	1,486	37,596
		7,013,654
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	649	16,751
Atlas Air Worldwide Holdings, Inc. (a)	299	24,422
C.H. Robinson Worldwide, Inc.	1,508	131,196
Echo Global Logistics, Inc. (a)	303	14,456
Expeditors International of Washington, Inc.	1,911	227,657
FedEx Corp.	2,748	602,609
Forward Air Corp.	316	26,234
GXO Logistics, Inc. (a)	1,152	90,363
Hub Group, Inc. Class A (a)	369	25,369
United Parcel Service, Inc. Class B	8,104	1,475,738
		2,634,795
Airlines - 0.2%
Alaska Air Group, Inc. (a)	1,387	81,278
Allegiant Travel Co. (a)	165	32,254
American Airlines Group, Inc. (a)(b)	7,224	148,236
Delta Air Lines, Inc. (a)	7,188	306,281
Hawaiian Holdings, Inc. (a)	529	11,458
JetBlue Airways Corp. (a)	3,542	54,157
Mesa Air Group, Inc. (a)	291	2,229
SkyWest, Inc. (a)	552	27,236
Southwest Airlines Co. (a)	6,654	342,215
Spirit Airlines, Inc. (a)	1,103	28,612
United Airlines Holdings, Inc. (a)	3,586	170,586
		1,204,542
Building Products - 0.6%
A.O. Smith Corp.	1,529	93,376
AAON, Inc.	449	29,338
Advanced Drain Systems, Inc.	553	59,818
Allegion PLC	1,023	135,220
Alpha PRO Tech Ltd. (a)	92	619
American Woodmark Corp. (a)	197	12,878
Apogee Enterprises, Inc.	279	10,535
Armstrong World Industries, Inc.	542	51,745
Builders FirstSource, Inc. (a)	2,326	120,347
Carlisle Companies, Inc.	602	119,672
Carrier Global Corp.	9,203	476,347
Cornerstone Building Brands, Inc. (a)	485	7,086
CSW Industrials, Inc.	159	20,304
Fortune Brands Home & Security, Inc.	1,562	139,674
Gibraltar Industries, Inc. (a)	375	26,119
Griffon Corp.	507	12,472
Insteel Industries, Inc.	219	8,333
Jeld-Wen Holding, Inc. (a)	1,057	26,457
Johnson Controls International PLC	8,110	552,129
Lennox International, Inc.	387	113,844
Masco Corp.	2,893	160,706
Masonite International Corp. (a)	276	29,292
Owens Corning	1,170	100,035
PGT Innovations, Inc. (a)	652	12,453
Quanex Building Products Corp.	369	7,900
Resideo Technologies, Inc. (a)	1,623	40,234
Simpson Manufacturing Co. Ltd.	496	53,057
The AZEK Co., Inc. (a)	1,563	57,096
Trane Technologies PLC	2,686	463,738
Trex Co., Inc. (a)	1,307	133,223
UFP Industries, Inc.	696	47,314
		3,121,361
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	759	34,163
ACCO Brands Corp.	1,199	10,299
ADT, Inc. (b)	1,661	13,437
Brady Corp. Class A	549	27,834
BrightView Holdings, Inc. (a)	363	5,358
Casella Waste Systems, Inc. Class A (a)	539	40,932
Cimpress PLC (a)	215	18,668
Cintas Corp.	994	378,376
Clean Harbors, Inc. (a)	569	59,102
Copart, Inc. (a)	2,345	325,298
CoreCivic, Inc. (a)	1,343	11,953
Covanta Holding Corp.	1,346	27,082
Deluxe Corp.	502	18,017
Driven Brands Holdings, Inc.	467	13,492
Ennis, Inc.	234	4,411
Harsco Corp. (a)	920	15,594
Healthcare Services Group, Inc. (b)	825	20,617
Herman Miller, Inc.	843	31,747
HNI Corp.	469	17,222
IAA, Inc. (a)	1,521	83,001
Interface, Inc.	595	9,014
KAR Auction Services, Inc. (a)	1,495	24,503
Kimball International, Inc. Class B	344	3,853
Matthews International Corp. Class A	344	11,933
Montrose Environmental Group, Inc. (a)	164	10,125
MSA Safety, Inc. (b)	414	60,320
Pitney Bowes, Inc.	1,867	13,461
R.R. Donnelley & Sons Co. (a)	765	3,932
Republic Services, Inc.	2,368	284,302
Rollins, Inc.	2,500	88,325
SP Plus Corp. (a)	233	7,146
Steelcase, Inc. Class A	988	12,528
Stericycle, Inc. (a)	1,029	69,941
Team, Inc. (a)	330	993
Tetra Tech, Inc.	610	91,097
The Brink's Co.	568	35,954
U.S. Ecology, Inc. (a)	329	10,643
UniFirst Corp.	175	37,209
Viad Corp. (a)	210	9,536
Waste Management, Inc.	4,382	654,496
		2,595,914
Construction & Engineering - 0.2%
AECOM (a)	1,665	105,145
Ameresco, Inc. Class A (a)(b)	234	13,673
API Group Corp. (a)(d)	1,715	34,900
Arcosa, Inc.	548	27,493
Argan, Inc.	165	7,206
Comfort Systems U.S.A., Inc.	415	29,598
Construction Partners, Inc. Class A (a)	386	12,881
Dycom Industries, Inc. (a)	350	24,934
EMCOR Group, Inc.	620	71,536
Fluor Corp. (a)	1,386	22,134
Granite Construction, Inc.	520	20,566
Great Lakes Dredge & Dock Corp. (a)	727	10,970
IES Holdings, Inc. (a)	225	10,280
INNOVATE Corp. (a)	832	3,411
MasTec, Inc. (a)	631	54,443
Matrix Service Co. (a)	249	2,605
MYR Group, Inc. (a)	193	19,204
NV5 Global, Inc. (a)	125	12,321
Primoris Services Corp.	544	13,323
Quanta Services, Inc.	1,558	177,332
Sterling Construction Co., Inc. (a)	306	6,937
Tutor Perini Corp. (a)	544	7,061
Valmont Industries, Inc.	238	55,959
Willscot Mobile Mini Holdings (a)	2,244	71,180
		815,092
Electrical Equipment - 0.7%
Acuity Brands, Inc.	404	70,041
American Superconductor Corp. (a)(b)	277	4,039
AMETEK, Inc.	2,598	322,178
Array Technologies, Inc.	1,250	23,150
Atkore, Inc. (a)	523	45,459
AZZ, Inc.	290	15,428
Blink Charging Co. (a)(b)	336	9,613
Bloom Energy Corp. Class A (a)(b)	1,323	24,767
Eaton Corp. PLC	4,484	669,506
Emerson Electric Co.	6,761	636,886
Encore Wire Corp.	238	22,570
Energous Corp. (a)(b)	372	774
EnerSys	482	35,880
FuelCell Energy, Inc. (a)(b)	3,738	25,007
Generac Holdings, Inc. (a)	709	289,747
GrafTech International Ltd.	1,845	19,040
Hubbell, Inc. Class B	614	110,931
nVent Electric PLC	1,905	61,589
Orion Energy Systems, Inc. (a)	184	716
Plug Power, Inc. (a)(b)	5,663	144,633
Powell Industries, Inc.	95	2,334
Regal Beloit Corp.	455	68,405
Rockwell Automation, Inc.	1,309	384,898
Sensata Technologies, Inc. PLC (a)	1,783	97,566
Shoals Technologies Group, Inc.	1,029	28,689
Sunrun, Inc. (a)	1,802	79,288
Thermon Group Holdings, Inc. (a)	381	6,595
TPI Composites, Inc. (a)(b)	388	13,095
Vertiv Holdings Co.	2,749	66,223
Vicor Corp. (a)	233	31,259
		3,310,306
Industrial Conglomerates - 0.9%
3M Co.	6,522	1,144,089
General Electric Co.	12,344	1,271,802
Honeywell International, Inc.	7,834	1,663,002
Raven Industries, Inc. (a)	416	23,966
Roper Technologies, Inc.	1,182	527,326
		4,630,185
Machinery - 1.8%
AGCO Corp.	698	85,526
Alamo Group, Inc.	104	14,511
Albany International Corp. Class A	351	26,981
Allison Transmission Holdings, Inc.	1,268	44,786
Altra Industrial Motion Corp.	697	38,579
Astec Industries, Inc.	241	12,968
Barnes Group, Inc.	552	23,035
Blue Bird Corp. (a)	166	3,463
Caterpillar, Inc.	6,142	1,179,080
Chart Industries, Inc. (a)	401	76,635
CIRCOR International, Inc. (a)	199	6,569
Colfax Corp. (a)	1,295	59,441
Columbus McKinnon Corp. (NY Shares)	303	14,650
Crane Co.	564	53,473
Cummins, Inc.	1,666	374,117
Deere & Co.	3,530	1,182,797
Donaldson Co., Inc.	1,414	81,178
Douglas Dynamics, Inc.	249	9,039
Dover Corp.	1,618	251,599
Energy Recovery, Inc. (a)	456	8,678
Enerpac Tool Group Corp. Class A	698	14,470
EnPro Industries, Inc.	219	19,079
ESCO Technologies, Inc.	303	23,331
Evoqua Water Technologies Corp. (a)	1,337	50,218
ExOne Co. (a)	143	3,343
Federal Signal Corp.	655	25,296
Flowserve Corp.	1,479	51,277
Fortive Corp.	3,805	268,519
Franklin Electric Co., Inc.	433	34,575
Gorman-Rupp Co.	214	7,663
Graco, Inc.	1,905	133,293
Helios Technologies, Inc.	352	28,903
Hillenbrand, Inc.	854	36,423
Hydrofarm Holdings Group, Inc.	153	5,791
Hyster-Yale Materials Handling Class A	96	4,825
IDEX Corp.	854	176,735
Illinois Tool Works, Inc.	3,244	670,308
Ingersoll Rand, Inc. (a)	4,366	220,090
ITT, Inc.	977	83,866
John Bean Technologies Corp.	357	50,176
Kadant, Inc.	132	26,941
Kennametal, Inc.	942	32,245
Lincoln Electric Holdings, Inc.	673	86,676
Lindsay Corp.	131	19,884
Lydall, Inc. (a)	195	12,108
Manitowoc Co., Inc. (a)	380	8,140
Meritor, Inc. (a)	804	17,133
Middleby Corp. (a)	627	106,910
Miller Industries, Inc.	140	4,766
Mueller Industries, Inc.	655	26,921
Mueller Water Products, Inc. Class A	1,798	27,366
Nikola Corp. (a)(b)	1,623	17,317
NN, Inc. (a)	476	2,499
Nordson Corp.	607	144,557
Omega Flex, Inc.	36	5,137
Oshkosh Corp.	767	78,518
Otis Worldwide Corp.	4,591	377,747
PACCAR, Inc.	3,904	308,104
Parker Hannifin Corp.	1,454	406,567
Pentair PLC	1,868	135,673
Proto Labs, Inc. (a)	305	20,313
RBC Bearings, Inc. (a)	286	60,689
REV Group, Inc.	268	4,599
Rexnord Corp.	1,335	85,827
Snap-On, Inc.	610	127,460
SPX Corp. (a)	512	27,366
SPX Flow, Inc.	478	34,942
Standex International Corp.	130	12,858
Stanley Black & Decker, Inc.	1,812	317,662
Tennant Co.	210	15,530
Terex Corp.	788	33,175
The Greenbrier Companies, Inc. (b)	381	16,379
The Shyft Group, Inc.	349	13,265
Timken Co.	773	50,570
Toro Co.	1,214	118,256
TriMas Corp. (a)	491	15,889
Trinity Industries, Inc. (b)	948	25,757
Wabash National Corp. (b)	604	9,139
Watts Water Technologies, Inc. Class A	306	51,436
Welbilt, Inc. (a)	1,457	33,861
Westinghouse Air Brake Tech Co.	2,000	172,420
Woodward, Inc.	657	74,372
Xylem, Inc.	2,030	251,070
		8,873,330
Marine - 0.0%
Genco Shipping & Trading Ltd.	336	6,764
Kirby Corp. (a)	674	32,325
Matson, Inc.	492	39,709
		78,798
Professional Services - 0.7%
Acacia Research Corp. (a)	635	4,312
ASGN, Inc. (a)	602	68,110
Barrett Business Services, Inc.	90	6,863
Booz Allen Hamilton Holding Corp. Class A	1,553	123,231
CACI International, Inc. Class A (a)	281	73,650
CBIZ, Inc. (a)	610	19,727
CoStar Group, Inc. (a)	4,440	382,106
CRA International, Inc.	86	8,543
Dun & Bradstreet Holdings, Inc. (a)	1,561	26,240
Equifax, Inc.	1,372	347,692
Exponent, Inc.	580	65,627
Forrester Research, Inc. (a)	130	6,404
Franklin Covey Co. (a)	106	4,324
FTI Consulting, Inc. (a)	382	51,455
Heidrick & Struggles International, Inc.	213	9,506
Huron Consulting Group, Inc. (a)	254	13,208
ICF International, Inc.	187	16,697
IHS Markit Ltd.	4,201	489,921
Insperity, Inc.	403	44,628
Jacobs Engineering Group, Inc.	1,466	194,289
KBR, Inc.	1,572	61,937
Kelly Services, Inc. Class A (non-vtg.)	341	6,438
Kforce, Inc.	221	13,180
Korn Ferry	614	44,429
Leidos Holdings, Inc.	1,502	144,387
Manpower, Inc.	617	66,809
ManTech International Corp. Class A	300	22,776
Nielsen Holdings PLC	4,043	77,585
Resources Connection, Inc.	367	5,791
Robert Half International, Inc.	1,276	128,021
Science Applications Internati	652	55,785
TransUnion Holding Co., Inc.	2,150	241,467
TriNet Group, Inc. (a)	446	42,183
TrueBlue, Inc. (a)	412	11,157
Upwork, Inc. (a)	1,025	46,156
Verisk Analytics, Inc.	1,833	367,095
Willdan Group, Inc. (a)(b)	119	4,235
		3,295,964
Road & Rail - 1.0%
AMERCO	101	65,249
ArcBest Corp.	293	23,959
Avis Budget Group, Inc. (a)	580	67,576
Covenant Transport Group, Inc. Class A (a)	125	3,456
CSX Corp.	25,766	766,281
Daseke, Inc. (a)	628	5,784
Heartland Express, Inc.	581	9,308
J.B. Hunt Transport Services, Inc.	942	157,521
Kansas City Southern	1,023	276,865
Knight-Swift Transportation Holdings, Inc. Class A	1,390	71,099
Landstar System, Inc.	432	68,178
Lyft, Inc. (a)	2,884	154,554
Marten Transport Ltd.	648	10,167
Norfolk Southern Corp.	2,837	678,752
Old Dominion Freight Lines, Inc.	1,081	309,144
Ryder System, Inc.	608	50,288
Saia, Inc. (a)	294	69,981
Schneider National, Inc. Class B	423	9,619
U.S. Xpress Enterprises, Inc. (a)(b)	158	1,364
Uber Technologies, Inc. (a)	16,533	740,678
Union Pacific Corp.	7,544	1,478,699
Werner Enterprises, Inc.	651	28,820
XPO Logistics, Inc. (a)	1,152	91,676
Yellow Corp. (a)	515	2,910
		5,141,928
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	1,208	47,523
Applied Industrial Technologies, Inc.	445	40,108
Beacon Roofing Supply, Inc. (a)	614	29,325
BlueLinx Corp. (a)	94	4,595
Boise Cascade Co.	427	23,049
CAI International, Inc.	185	10,343
DXP Enterprises, Inc. (a)	189	5,589
Fastenal Co.	6,470	333,917
GATX Corp.	405	36,272
Global Industrial Co.	156	5,911
GMS, Inc. (a)	498	21,812
H&E Equipment Services, Inc.	352	12,218
Herc Holdings, Inc.	278	45,442
McGrath RentCorp.	277	19,930
MRC Global, Inc. (a)	695	5,101
MSC Industrial Direct Co., Inc. Class A	530	42,501
NOW, Inc. (a)	1,181	9,035
Rush Enterprises, Inc. Class A	472	21,316
SiteOne Landscape Supply, Inc. (a)	499	99,536
Textainer Group Holdings Ltd. (a)	458	15,989
Titan Machinery, Inc. (a)	197	5,104
Triton International Ltd.	755	39,290
United Rentals, Inc. (a)	813	285,306
Univar, Inc. (a)	1,923	45,806
Veritiv Corp. (a)	144	12,897
W.W. Grainger, Inc.	496	194,958
Watsco, Inc.	372	98,439
WESCO International, Inc. (a)	496	57,199
		1,568,511
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	825	33,462
TOTAL INDUSTRIALS		44,317,842
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 0.8%
ADTRAN, Inc.	543	10,187
Applied Optoelectronics, Inc. (a)	166	1,192
Arista Networks, Inc. (a)	621	213,400
CalAmp Corp. (a)	334	3,323
Calix, Inc. (a)	646	31,932
Casa Systems, Inc. (a)	325	2,204
Ciena Corp. (a)	1,737	89,195
Cisco Systems, Inc.	47,560	2,588,691
Clearfield, Inc. (a)	118	5,210
CommScope Holding Co., Inc. (a)	2,264	30,768
Comtech Telecommunications Corp.	270	6,915
Digi International, Inc. (a)	387	8,135
EchoStar Holding Corp. Class A (a)(b)	607	15,485
Extreme Networks, Inc. (a)	1,431	14,095
F5 Networks, Inc. (a)	695	138,152
Harmonic, Inc. (a)	1,150	10,063
Infinera Corp. (a)(b)	2,309	19,211
Inseego Corp. (a)(b)	635	4,229
Juniper Networks, Inc.	3,674	101,108
Lumentum Holdings, Inc. (a)	847	70,758
Motorola Solutions, Inc.	1,904	442,337
NETGEAR, Inc. (a)(b)	323	10,307
NetScout Systems, Inc. (a)	824	22,207
Ondas Holdings, Inc.	269	2,464
Plantronics, Inc. (a)(b)	413	10,618
Resonant, Inc. (a)(b)	310	750
Ribbon Communications, Inc. (a)	1,314	7,858
ViaSat, Inc. (a)(b)	766	42,184
Viavi Solutions, Inc. (a)	2,583	40,656
		3,943,634
Electronic Equipment & Components - 0.8%
908 Devices, Inc.	94	3,057
Advanced Energy Industries, Inc.	432	37,908
Airgain, Inc. (a)	72	908
Akoustis Technologies, Inc. (a)(b)	392	3,802
Amphenol Corp. Class A	6,749	494,229
Arlo Technologies, Inc. (a)	1,003	6,429
Arrow Electronics, Inc. (a)	839	94,211
Avnet, Inc.	1,139	42,109
Badger Meter, Inc.	332	33,578
Belden, Inc.	506	29,480
Benchmark Electronics, Inc.	388	10,363
CDW Corp.	1,590	289,412
Cognex Corp.	1,985	159,237
Coherent, Inc. (a)	277	69,275
Corning, Inc.	8,652	315,711
CTS Corp.	384	11,869
ePlus, Inc. (a)	149	15,289
Fabrinet (a)	415	42,542
FARO Technologies, Inc. (a)	191	12,570
II-VI, Inc. (a)(b)	1,187	70,460
Insight Enterprises, Inc. (a)	397	35,762
Intellicheck, Inc. (a)	119	975
IPG Photonics Corp. (a)	406	64,310
Itron, Inc. (a)	499	37,739
Jabil, Inc.	1,521	88,781
Keysight Technologies, Inc. (a)	2,099	344,845
Kimball Electronics, Inc. (a)	250	6,443
Knowles Corp. (a)	1,002	18,777
Littelfuse, Inc.	277	75,696
Luna Innovations, Inc. (a)	282	2,679
Methode Electronics, Inc. Class A	445	18,712
MicroVision, Inc. (a)(b)	1,585	17,514
Napco Security Technolgies, Inc. (a)	146	6,290
National Instruments Corp.	1,479	58,021
nLIGHT, Inc. (a)	418	11,783
Novanta, Inc. (a)	399	61,646
OSI Systems, Inc. (a)	202	19,150
Par Technology Corp. (a)(b)	221	13,594
PC Connection, Inc.	134	5,900
Plexus Corp. (a)	328	29,326
Rogers Corp. (a)	211	39,347
Sanmina Corp. (a)	735	28,327
ScanSource, Inc. (a)	281	9,776
SYNNEX Corp.	462	48,094
TE Connectivity Ltd.	3,726	511,282
Teledyne Technologies, Inc. (a)	524	225,100
Trimble, Inc. (a)	2,832	232,932
TTM Technologies, Inc. (a)	1,092	13,726
Vishay Intertechnology, Inc.	1,509	30,316
Vishay Precision Group, Inc. (a)	150	5,216
Vontier Corp.	1,873	62,933
Wrap Technologies, Inc. (a)(b)	241	1,444
Zebra Technologies Corp. Class A (a)	603	310,798
		4,179,673
IT Services - 4.9%
Accenture PLC Class A	7,145	2,285,828
Affirm Holdings, Inc.	363	43,244
Akamai Technologies, Inc. (a)	1,839	192,341
Alliance Data Systems Corp.	559	56,398
Amdocs Ltd.	1,471	111,369
Automatic Data Processing, Inc.	4,821	963,814
BigCommerce Holdings, Inc. (a)(b)	140	7,090
BM Technologies, Inc. (a)	27	240
Brightcove, Inc. (a)	396	4,570
Broadridge Financial Solutions, Inc.	1,303	217,132
Cantaloupe, Inc. (a)	625	6,738
Cass Information Systems, Inc.	145	6,068
Cloudflare, Inc. (a)	2,115	238,255
Cognizant Technology Solutions Corp. Class A	5,976	443,479
Concentrix Corp.	469	83,013
Conduent, Inc. (a)	1,810	11,928
CSG Systems International, Inc.	350	16,870
DXC Technology Co. (a)	2,868	96,393
EPAM Systems, Inc. (a)	633	361,114
Euronet Worldwide, Inc. (a)	593	75,477
EVERTEC, Inc.	677	30,952
EVO Payments, Inc. Class A (a)	514	12,172
ExlService Holdings, Inc. (a)	374	46,047
Fastly, Inc. Class A (a)(b)	970	39,227
Fidelity National Information Services, Inc.	6,995	851,152
Fiserv, Inc. (a)	6,709	727,927
FleetCor Technologies, Inc. (a)	939	245,333
Gartner, Inc. (a)	1,000	303,880
Genpact Ltd.	1,972	93,690
Global Payments, Inc.	3,326	524,111
GoDaddy, Inc. (a)	1,908	132,988
GreenSky, Inc. Class A (a)	580	6,484
Grid Dynamics Holdings, Inc. (a)	304	8,883
Hackett Group, Inc.	331	6,494
i3 Verticals, Inc. Class A	250	6,053
IBM Corp.	10,063	1,398,053
International Money Express, Inc. (a)	352	5,878
Jack Henry & Associates, Inc.	857	140,599
Limelight Networks, Inc. (a)	1,098	2,613
Liveramp Holdings, Inc. (a)	754	35,611
MasterCard, Inc. Class A	9,876	3,433,688
Maximus, Inc.	698	58,074
MoneyGram International, Inc. (a)	704	5,646
MongoDB, Inc. Class A (a)	584	275,362
Okta, Inc. (a)	1,386	328,953
Paychex, Inc.	3,616	406,619
PayPal Holdings, Inc. (a)	13,193	3,432,951
Paysign, Inc. (a)	151	408
Perficient, Inc. (a)	376	43,503
Rackspace Technology, Inc. (a)(b)	416	5,916
Repay Holdings Corp. (a)	887	20,428
Sabre Corp. (a)	3,566	42,221
Sezzle, Inc. unit (a)(b)	1,056	4,274
Shift4 Payments, Inc. (a)(b)	404	31,318
Snowflake Computing, Inc.	670	202,628
SolarWinds, Inc. (b)	401	6,709
Square, Inc.	4,392	1,053,377
Switch, Inc. Class A	966	24,527
The Western Union Co.	4,635	93,720
Ttec Holdings, Inc.	211	19,735
Tucows, Inc. (a)	114	9,000
Twilio, Inc. Class A (a)	1,803	575,247
Unisys Corp. (a)	727	18,277
VeriSign, Inc. (a)	1,119	229,406
Verra Mobility Corp. (a)	1,566	23,600
Visa, Inc. Class A	19,104	4,255,416
WEX, Inc. (a)	501	88,246
		24,528,757
Semiconductors & Semiconductor Equipment - 5.1%
ACM Research, Inc. (a)(b)	121	13,310
Advanced Micro Devices, Inc. (a)	13,652	1,404,791
Allegro MicroSystems LLC (a)	473	15,117
Alpha & Omega Semiconductor Ltd. (a)	209	6,556
Ambarella, Inc. (a)	394	61,362
Amkor Technology, Inc.	1,213	30,264
Analog Devices, Inc.	6,059	1,014,761
Applied Materials, Inc.	10,339	1,330,939
Atomera, Inc. (a)(b)	190	4,387
Axcelis Technologies, Inc. (a)	379	17,824
AXT, Inc. (a)	416	3,465
Broadcom, Inc.	4,598	2,229,708
Brooks Automation, Inc.	830	84,951
CEVA, Inc. (a)	255	10,881
Cirrus Logic, Inc. (a)	648	53,363
CMC Materials, Inc.	328	40,419
Cohu, Inc. (a)	547	17,471
Cree, Inc. (a)	1,298	104,788
CyberOptics Corp. (a)	94	3,345
Diodes, Inc. (a)	476	43,121
DSP Group, Inc. (a)	234	5,127
Enphase Energy, Inc. (a)	1,454	218,056
Entegris, Inc.	1,520	191,368
First Solar, Inc. (a)	955	91,164
FormFactor, Inc. (a)	879	32,813
Ichor Holdings Ltd. (a)	301	12,368
Impinj, Inc. (a)(b)	250	14,283
Intel Corp.	45,763	2,438,253
KLA Corp.	1,736	580,709
Kopin Corp. (a)	644	3,304
Kulicke & Soffa Industries, Inc.	695	40,505
Lam Research Corp.	1,610	916,332
Lattice Semiconductor Corp. (a)	1,539	99,496
MACOM Technology Solutions Holdings, Inc. (a)	521	33,797
Marvell Technology, Inc.	8,953	539,955
MaxLinear, Inc. Class A (a)	766	37,726
Microchip Technology, Inc.	3,033	465,535
Micron Technology, Inc.	12,600	894,348
MKS Instruments, Inc.	617	93,111
Monolithic Power Systems, Inc.	484	234,585
NeoPhotonics Corp. (a)	615	5,357
NVE Corp.	45	2,879
NVIDIA Corp.	27,935	5,787,015
NXP Semiconductors NV	3,121	611,310
ON Semiconductor Corp. (a)	4,639	212,327
Onto Innovation, Inc. (a)	551	39,810
PDF Solutions, Inc. (a)	358	8,248
Photronics, Inc. (a)	732	9,977
Pixelworks, Inc. (a)	389	1,859
Power Integrations, Inc.	684	67,709
Qorvo, Inc. (a)	1,279	213,836
Qualcomm, Inc.	12,797	1,650,557
Rambus, Inc. (a)	1,266	28,105
Semtech Corp. (a)	732	57,074
Silicon Laboratories, Inc. (a)	450	63,072
SiTime Corp. (a)	140	28,584
Skyworks Solutions, Inc.	1,858	306,161
SMART Global Holdings, Inc. (a)	191	8,500
SolarEdge Technologies, Inc. (a)	581	154,093
SunPower Corp. (a)(b)	887	20,117
Synaptics, Inc. (a)	395	70,993
Teradyne, Inc.	1,883	205,567
Texas Instruments, Inc.	10,365	1,992,257
Ultra Clean Holdings, Inc. (a)	479	20,405
Universal Display Corp.	484	82,745
Veeco Instruments, Inc. (a)	561	12,460
Xilinx, Inc.	2,769	418,091
		25,512,766
Software - 9.5%
8x8, Inc. (a)	1,221	28,559
A10 Networks, Inc. (a)	692	9,328
ACI Worldwide, Inc. (a)	1,315	40,410
Adobe, Inc. (a)	5,400	3,108,888
Agilysys, Inc. (a)	218	11,414
Alarm.com Holdings, Inc. (a)	519	40,581
Altair Engineering, Inc. Class A (a)	510	35,159
Alteryx, Inc. Class A (a)	670	48,977
American Software, Inc. Class A	322	7,648
Anaplan, Inc. (a)	1,597	97,241
ANSYS, Inc. (a)	977	332,620
AppFolio, Inc. (a)	200	24,080
Appian Corp. Class A (b)	437	40,427
Asana, Inc.	174	18,068
Aspen Technology, Inc. (a)	765	93,942
Autodesk, Inc. (a)	2,477	706,366
Avalara, Inc. (a)	962	168,129
Avaya Holdings Corp. (a)	855	16,920
Benefitfocus, Inc. (a)	306	3,397
Bill.Com Holdings, Inc. (a)	695	185,530
Black Knight, Inc. (a)	1,766	127,152
Blackbaud, Inc. (a)	560	39,396
BlackLine, Inc. (a)	583	68,829
Bottomline Technologies, Inc. (a)	419	16,458
Box, Inc. Class A (a)	1,534	36,310
C3.Ai, Inc. (b)	177	8,202
Cadence Design Systems, Inc. (a)	3,144	476,127
CDK Global, Inc.	1,358	57,783
Cerence, Inc. (a)(b)	425	40,847
Ceridian HCM Holding, Inc. (a)	1,475	166,115
ChannelAdvisor Corp. (a)	352	8,881
Citrix Systems, Inc.	1,384	148,600
Cloudera, Inc. (a)	2,461	39,302
CommVault Systems, Inc. (a)	533	40,140
Cornerstone OnDemand, Inc. (a)	693	39,681
Coupa Software, Inc. (a)	813	178,193
Crowdstrike Holdings, Inc. (a)	2,121	521,299
Datadog, Inc. Class A (a)	2,321	328,073
Digimarc Corp. (a)(b)	176	6,061
Digital Turbine, Inc. (a)	855	58,781
DocuSign, Inc. (a)	2,101	540,860
Dolby Laboratories, Inc. Class A	735	64,680
Domo, Inc. Class B (a)	301	25,416
Dropbox, Inc. Class A (a)	3,334	97,419
Duck Creek Technologies, Inc. (a)	358	15,838
Dynatrace, Inc. (a)	2,069	146,837
Ebix, Inc.	271	7,298
eGain Communications Corp. (a)	291	2,968
Elastic NV (a)	708	105,485
Envestnet, Inc. (a)	600	48,144
Everbridge, Inc. (a)	409	61,775
Fair Isaac Corp. (a)	330	131,317
FireEye, Inc. (a)	2,674	47,597
Five9, Inc. (a)	750	119,805
Fortinet, Inc. (a)	1,527	445,945
Guidewire Software, Inc. (a)	942	111,976
HubSpot, Inc. (a)	491	331,960
Intelligent Systems Corp. (a)	67	2,721
InterDigital, Inc.	336	22,788
Intuit, Inc.	3,085	1,664,388
j2 Global, Inc. (a)	472	64,485
Jamf Holding Corp. (b)	387	14,907
LivePerson, Inc. (a)	705	41,560
Manhattan Associates, Inc. (a)	719	110,029
McAfee Corp.	388	8,579
Medallia, Inc. (a)	941	31,872
Microsoft Corp.	84,954	23,950,232
MicroStrategy, Inc. Class A (a)	85	49,164
Mimecast Ltd. (a)	654	41,594
Mitek Systems, Inc. (a)(b)	521	9,639
Model N, Inc. (a)	345	11,558
Momentive Global, Inc. (a)	1,319	25,852
N-able, Inc. (b)	400	4,964
nCino, Inc. (a)	162	11,507
NCR Corp. (a)	1,455	56,396
New Relic, Inc. (a)	604	43,349
NortonLifeLock, Inc.	6,553	165,791
Nuance Communications, Inc. (a)	3,207	176,513
Nutanix, Inc. Class A	2,158	81,357
ON24, Inc. (a)	125	2,493
Onespan, Inc. (a)	408	7,662
Oracle Corp.	20,889	1,820,059
Pagerduty, Inc. (a)	629	26,053
Palantir Technologies, Inc. (a)	4,936	118,661
Palo Alto Networks, Inc. (a)	1,095	524,505
Paycom Software, Inc. (a)	553	274,150
Paylocity Holding Corp. (a)	423	118,609
Pegasystems, Inc.	444	56,432
Ping Identity Holding Corp. (a)	407	10,000
Progress Software Corp.	497	24,447
PROS Holdings, Inc. (a)	464	16,463
PTC, Inc. (a)	1,185	141,951
Q2 Holdings, Inc. (a)	588	47,122
QAD, Inc. Class A	133	11,623
Qualtrics International, Inc.	637	27,225
Qualys, Inc. (a)	381	42,401
Rapid7, Inc. (a)	591	66,795
RingCentral, Inc. (a)	904	196,620
SailPoint Technologies Holding, Inc. (a)	1,034	44,338
Salesforce.com, Inc. (a)	10,781	2,924,023
SecureWorks Corp. (a)	143	2,843
ServiceNow, Inc. (a)	2,209	1,374,594
ShotSpotter, Inc. (a)	96	3,492
Smartsheet, Inc. (a)	1,295	89,122
Smith Micro Software, Inc. (a)	387	1,873
Splunk, Inc. (a)	1,821	263,517
Sprout Social, Inc. (a)	317	38,658
SPS Commerce, Inc. (a)	401	64,685
SS&C Technologies Holdings, Inc.	2,527	175,374
Synchronoss Technologies, Inc. (a)	197	473
Synopsys, Inc. (a)	1,717	514,087
Telos Corp.	264	7,503
Tenable Holdings, Inc. (a)	761	35,113
Teradata Corp. (a)	1,220	69,967
The Trade Desk, Inc. (a)	4,800	337,440
Tyler Technologies, Inc. (a)	457	209,603
Upland Software, Inc. (a)	287	9,597
Varonis Systems, Inc. (a)	1,146	69,734
Verint Systems, Inc. (a)	734	32,876
Veritone, Inc. (a)(b)	310	7,406
Vertex, Inc. Class A (a)	314	6,035
Viant Technology, Inc.	156	1,906
VirnetX Holding Corp. (a)(b)	601	2,356
VMware, Inc. Class A (a)(b)	909	135,168
Vobile Group Ltd. (a)	8,000	6,320
Vonage Holdings Corp. (a)	2,651	42,734
Workday, Inc. Class A (a)	2,073	518,022
Workiva, Inc. (a)	466	65,687
Xperi Holding Corp.	1,214	22,872
Yext, Inc. (a)	1,070	12,872
Zendesk, Inc. (a)	1,326	154,333
Zix Corp. (a)	627	4,433
Zoom Video Communications, Inc. Class A (a)	2,305	602,758
Zscaler, Inc. (a)	842	220,789
Zuora, Inc. (a)	1,168	19,365
		47,943,718
Technology Hardware, Storage & Peripherals - 5.4%
3D Systems Corp. (a)	1,373	37,854
Apple, Inc.	177,751	25,151,710
Avid Technology, Inc. (a)	449	12,985
Corsair Gaming, Inc. (b)	248	6,431
Dell Technologies, Inc. (a)	2,672	277,995
Diebold Nixdorf, Inc. (a)	864	8,735
Eastman Kodak Co. (a)	655	4,461
Hewlett Packard Enterprise Co.	14,641	208,634
HP, Inc.	14,112	386,104
Immersion Corp. (a)(b)	125	855
NetApp, Inc.	2,509	225,208
Pure Storage, Inc. Class A (a)	2,761	69,467
Razer, Inc. (a)(d)	51,000	10,346
Seagate Technology Holdings PLC	2,263	186,743
Super Micro Computer, Inc. (a)	461	16,859
Turtle Beach Corp. (a)(b)	158	4,396
Western Digital Corp. (a)	3,450	194,718
Xerox Holdings Corp.	1,946	39,251
		26,842,752
TOTAL INFORMATION TECHNOLOGY		132,951,300
MATERIALS - 2.6%
Chemicals - 1.7%
AdvanSix, Inc.	301	11,965
Air Products & Chemicals, Inc.	2,491	637,970
Albemarle Corp. U.S.	1,314	287,727
American Vanguard Corp.	314	4,726
Amyris, Inc. (a)(b)	1,853	25,442
Ashland Global Holdings, Inc.	611	54,452
Avient Corp.	1,030	47,741
Axalta Coating Systems Ltd. (a)	2,352	68,655
Balchem Corp.	365	52,951
Cabot Corp.	635	31,826
Celanese Corp. Class A	1,286	193,723
CF Industries Holdings, Inc.	2,408	134,415
Chase Corp.	85	8,683
Corteva, Inc.	8,377	352,504
Dow, Inc.	8,392	483,044
DuPont de Nemours, Inc.	6,055	411,679
Eastman Chemical Co.	1,530	154,132
Ecolab, Inc.	2,800	584,136
Ecovyst, Inc.	636	7,416
Element Solutions, Inc.	2,446	53,029
Ferro Corp. (a)	899	18,286
FMC Corp.	1,457	133,403
FutureFuel Corp.	353	2,517
GCP Applied Technologies, Inc. (a)	569	12,472
H.B. Fuller Co.	600	38,736
Hawkins, Inc.	223	7,778
Huntsman Corp.	2,244	66,400
Ingevity Corp. (a)	467	33,330
Innospec, Inc.	288	24,255
International Flavors & Fragrances, Inc.	2,803	374,817
Intrepid Potash, Inc. (a)	109	3,368
Koppers Holdings, Inc. (a)	218	6,815
Kraton Performance Polymers, Inc. (a)	361	16,476
Kronos Worldwide, Inc.	206	2,556
Linde PLC	5,890	1,728,008
Livent Corp. (a)(b)	1,778	41,090
Loop Industries, Inc. (a)(b)	297	3,395
LyondellBasell Industries NV Class A	2,897	271,883
Minerals Technologies, Inc.	366	25,561
NewMarket Corp.	83	28,118
Olin Corp.	1,596	77,007
Orion Engineered Carbons SA (a)	756	13,782
PPG Industries, Inc.	2,669	381,694
Quaker Chemical Corp. (b)	150	35,658
Rayonier Advanced Materials, Inc. (a)	640	4,800
RPM International, Inc.	1,453	112,825
Sensient Technologies Corp.	498	45,358
Sherwin-Williams Co.	2,726	762,544
Stepan Co.	232	26,202
The Chemours Co. LLC	1,837	53,383
The Mosaic Co.	3,882	138,665
The Scotts Miracle-Gro Co. Class A	456	66,740
Tredegar Corp.	319	3,885
Trinseo SA	441	23,805
Tronox Holdings PLC	1,233	30,393
Valvoline, Inc.	2,033	63,389
Westlake Chemical Corp.	388	35,362
		8,320,972
Construction Materials - 0.1%
Eagle Materials, Inc.	469	61,514
Forterra, Inc. (a)	204	4,806
Martin Marietta Materials, Inc.	702	239,859
Summit Materials, Inc. (a)	1,292	41,305
Vulcan Materials Co.	1,493	252,556
		600,040
Containers & Packaging - 0.4%
Amcor PLC	17,626	204,285
Aptargroup, Inc.	735	87,722
Avery Dennison Corp.	937	194,156
Ball Corp.	3,694	332,349
Berry Global Group, Inc. (a)	1,513	92,111
Crown Holdings, Inc.	1,522	153,387
Graphic Packaging Holding Co.	2,994	57,006
Greif, Inc. Class A	300	19,380
International Paper Co.	4,425	247,446
Myers Industries, Inc.	367	7,182
O-I Glass, Inc. (a)	1,792	25,572
Packaging Corp. of America	1,068	146,786
Pactiv Evergreen, Inc.	455	5,697
Ranpak Holdings Corp. (A Shares) (a)	420	11,264
Sealed Air Corp.	1,743	95,499
Silgan Holdings, Inc.	882	33,834
Sonoco Products Co.	1,120	66,730
WestRock Co.	2,962	147,596
		1,928,002
Metals & Mining - 0.4%
Alcoa Corp. (a)	2,096	102,578
Allegheny Technologies, Inc. (a)	1,464	24,346
Arconic Corp. (a)	1,087	34,284
Carpenter Technology Corp.	531	17,385
Century Aluminum Co. (a)	606	8,151
Cleveland-Cliffs, Inc. (a)	5,170	102,418
Coeur d'Alene Mines Corp. (a)	2,703	16,678
Commercial Metals Co.	1,347	41,030
Compass Minerals International, Inc.	386	24,858
Coronado Global Resources, Inc. unit (a)(d)	8,306	7,667
Freeport-McMoRan, Inc.	16,428	534,403
Gatos Silver, Inc.	218	2,535
Gold Resource Corp.	901	1,415
Haynes International, Inc.	152	5,662
Hecla Mining Co.	6,042	33,231
Kaiser Aluminum Corp.	183	19,940
Materion Corp.	237	16,268
McEwen Mining, Inc. (a)	3,284	3,415
Newmont Corp.	9,012	489,352
Nucor Corp.	3,357	330,631
Reliance Steel & Aluminum Co.	716	101,973
Royal Gold, Inc.	740	70,663
Ryerson Holding Corp.	175	3,897
Schnitzer Steel Industries, Inc. Class A	317	13,888
Steel Dynamics, Inc.	2,258	132,048
SunCoke Energy, Inc.	1,004	6,305
TimkenSteel Corp. (a)(b)	411	5,376
United States Steel Corp. (b)	2,923	64,218
Warrior Metropolitan Coal, Inc.	585	13,613
Worthington Industries, Inc.	373	19,657
		2,247,885
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	208	7,973
Domtar Corp. (a)	622	33,924
Glatfelter Corp.	432	6,091
Louisiana-Pacific Corp.	1,192	73,153
Mercer International, Inc. (SBI)	478	5,540
Neenah, Inc.	200	9,322
Resolute Forest Products	938	11,162
Schweitzer-Mauduit International, Inc.	341	11,819
Verso Corp.	335	6,951
		165,935
TOTAL MATERIALS		13,262,834
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	992	20,247
Agree Realty Corp.	770	50,997
Alexander & Baldwin, Inc.	826	19,361
Alexanders, Inc.	22	5,734
Alexandria Real Estate Equities, Inc.	1,437	274,568
American Assets Trust, Inc.	614	22,976
American Campus Communities, Inc.	1,548	75,001
American Finance Trust, Inc.	1,221	9,817
American Homes 4 Rent Class A	3,047	116,152
American Tower Corp.	5,113	1,357,041
Americold Realty Trust	2,854	82,909
Apartment Income (REIT) Corp.	1,688	82,391
Apartment Investment & Management Co. Class A	1,619	11,090
Apple Hospitality (REIT), Inc.	2,346	36,903
Armada Hoffler Properties, Inc.	669	8,945
AvalonBay Communities, Inc.	1,573	348,640
Bluerock Residential Growth (REIT), Inc.	229	2,917
Boston Properties, Inc.	1,599	173,252
Brandywine Realty Trust (SBI)	2,047	27,471
Brixmor Property Group, Inc.	3,381	74,754
Broadstone Net Lease, Inc.	449	11,140
Camden Property Trust (SBI)	1,100	162,217
CareTrust (REIT), Inc.	1,173	23,835
CatchMark Timber Trust, Inc.	579	6,873
Centerspace	145	13,703
Chatham Lodging Trust (a)	538	6,591
City Office REIT, Inc.	530	9,466
Columbia Property Trust, Inc.	1,302	24,764
Community Healthcare Trust, Inc.	267	12,066
CorEnergy Infrastructure Trust, Inc.	70	310
CoreSite Realty Corp.	488	67,608
Corporate Office Properties Trust (SBI)	1,276	34,426
Cousins Properties, Inc.	1,721	64,176
Crown Castle International Corp.	4,861	842,509
CTO Realty Growth, Inc.	61	3,279
CubeSmart	2,261	109,545
CyrusOne, Inc.	1,359	105,200
DiamondRock Hospitality Co. (a)	2,503	23,653
Digital Realty Trust, Inc.	3,169	457,762
Digitalbridge Group, Inc. (a)	5,561	33,533
Diversified Healthcare Trust (SBI)	2,623	8,892
Douglas Emmett, Inc.	1,881	59,458
Duke Realty Corp.	4,222	202,107
Easterly Government Properties, Inc.	957	19,772
EastGroup Properties, Inc.	447	74,484
Empire State Realty Trust, Inc.	1,601	16,058
EPR Properties	853	42,121
Equinix, Inc.	1,006	794,871
Equity Commonwealth	1,382	35,904
Equity Lifestyle Properties, Inc.	1,917	149,718
Equity Residential (SBI)	3,864	312,675
Essential Properties Realty Trust, Inc.	1,315	36,715
Essex Property Trust, Inc.	733	234,369
Extra Space Storage, Inc.	1,490	250,305
Farmland Partners, Inc.	325	3,897
Federal Realty Investment Trust (SBI)	788	92,976
First Industrial Realty Trust, Inc.	1,463	76,193
Four Corners Property Trust, Inc.	833	22,374
Franklin Street Properties Corp.	1,230	5,707
Gaming & Leisure Properties	2,471	114,457
Getty Realty Corp.	420	12,310
Gladstone Commercial Corp.	424	8,917
Gladstone Land Corp.	289	6,581
Global Medical REIT, Inc.	528	7,762
Global Net Lease, Inc.	1,009	16,164
Healthcare Realty Trust, Inc.	1,630	48,541
Healthcare Trust of America, Inc.	2,475	73,409
Healthpeak Properties, Inc.	6,076	203,424
Hersha Hospitality Trust (a)	343	3,200
Highwoods Properties, Inc. (SBI)	1,208	52,983
Host Hotels & Resorts, Inc. (a)	7,942	129,693
Hudson Pacific Properties, Inc.	1,702	44,712
Independence Realty Trust, Inc.	1,127	22,934
Industrial Logistics Properties Trust	768	19,515
Invitation Homes, Inc.	6,420	246,079
Iron Mountain, Inc.	3,254	141,386
iStar Financial, Inc.	815	20,440
JBG SMITH Properties	1,246	36,894
Kilroy Realty Corp.	1,190	78,790
Kimco Realty Corp.	6,765	140,374
Kite Realty Group Trust	924	18,813
Lamar Advertising Co. Class A	975	110,614
Lexington Corporate Properties Trust	3,143	40,073
Life Storage, Inc.	854	97,988
LTC Properties, Inc.	431	13,658
Mack-Cali Realty Corp. (a)	944	16,161
Medical Properties Trust, Inc.	6,541	131,278
Mid-America Apartment Communities, Inc.	1,291	241,094
Monmouth Real Estate Investment Corp. Class A	1,148	21,410
National Health Investors, Inc.	521	27,874
National Retail Properties, Inc.	1,972	85,171
National Storage Affiliates Trust	825	43,552
NETSTREIT Corp.	296	7,000
NexPoint Residential Trust, Inc.	254	15,718
Office Properties Income Trust	537	13,602
Omega Healthcare Investors, Inc.	2,601	77,926
One Liberty Properties, Inc.	203	6,189
Outfront Media, Inc.	1,684	42,437
Paramount Group, Inc.	1,903	17,108
Park Hotels & Resorts, Inc. (a)	2,682	51,333
Pebblebrook Hotel Trust	1,473	33,010
Physicians Realty Trust	2,448	43,134
Piedmont Office Realty Trust, Inc. Class A	1,403	24,454
Plymouth Industrial REIT, Inc.	353	8,031
Potlatch Corp.	757	39,046
Preferred Apartment Communities, Inc. Class A	634	7,754
Prologis (REIT), Inc.	8,335	1,045,459
PS Business Parks, Inc.	230	36,050
Public Storage	1,714	509,229
Rayonier, Inc.	1,557	55,554
Realty Income Corp.	4,218	273,579
Regency Centers Corp.	1,774	119,443
Retail Opportunity Investments Corp.	1,443	25,137
Retail Properties America, Inc.	2,431	31,311
Retail Value, Inc.	163	4,292
Rexford Industrial Realty, Inc.	1,505	85,409
RLJ Lodging Trust	1,883	27,981
RPT Realty	937	11,956
Ryman Hospitality Properties, Inc. (a)	619	51,810
Sabra Health Care REIT, Inc.	2,453	36,108
Safehold, Inc.	165	11,862
Saul Centers, Inc.	158	6,961
SBA Communications Corp. Class A	1,231	406,932
Seritage Growth Properties (a)	440	6,525
Service Properties Trust	1,900	21,299
Simon Property Group, Inc.	3,701	481,019
SITE Centers Corp.	1,900	29,336
SL Green Realty Corp.	793	56,176
Spirit Realty Capital, Inc.	1,299	59,806
Stag Industrial, Inc.	1,799	70,611
Store Capital Corp.	2,711	86,833
Summit Hotel Properties, Inc. (a)	1,181	11,373
Sun Communities, Inc.	1,262	233,596
Sunstone Hotel Investors, Inc. (a)	2,445	29,193
Tanger Factory Outlet Centers, Inc. (b)	1,081	17,620
Terreno Realty Corp.	791	50,015
The GEO Group, Inc. (b)	1,416	10,578
The Macerich Co.	1,260	21,055
UDR, Inc.	3,349	177,430
UMH Properties, Inc.	446	10,213
Uniti Group, Inc.	2,657	32,867
Universal Health Realty Income Trust (SBI)	153	8,456
Urban Edge Properties	1,229	22,503
Urstadt Biddle Properties, Inc. Class A	365	6,909
Ventas, Inc.	4,221	233,041
VEREIT, Inc.	2,587	117,010
VICI Properties, Inc.	6,063	172,250
Vornado Realty Trust	1,795	75,408
Washington REIT (SBI)	985	24,379
Welltower, Inc.	4,705	387,692
Weyerhaeuser Co.	8,426	299,713
Whitestone REIT Class B	434	4,245
WP Carey, Inc.	1,981	144,692
Xenia Hotels & Resorts, Inc. (a)	1,260	22,352
		15,578,679
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	3,782	368,216
Cushman & Wakefield PLC (a)	1,382	25,719
eXp World Holdings, Inc.	634	25,214
Forestar Group, Inc. (a)	151	2,813
Howard Hughes Corp. (a)	511	44,871
Jones Lang LaSalle, Inc. (a)	576	142,900
Kennedy-Wilson Holdings, Inc.	1,380	28,870
Marcus & Millichap, Inc. (a)	271	11,008
Newmark Group, Inc.	1,839	26,316
RE/MAX Holdings, Inc.	183	5,702
Realogy Holdings Corp. (a)	1,319	23,135
Redfin Corp. (a)(b)	1,158	58,016
Tejon Ranch Co. (a)	254	4,511
The RMR Group, Inc.	163	5,452
The St. Joe Co.	343	14,440
		787,183
TOTAL REAL ESTATE		16,365,862
UTILITIES - 2.3%
Electric Utilities - 1.4%
Allete, Inc.	610	36,307
Alliant Energy Corp.	2,814	157,528
American Electric Power Co., Inc.	5,592	453,959
Avangrid, Inc. (b)	628	30,521
Duke Energy Corp.	8,655	844,641
Edison International	4,268	236,746
Entergy Corp.	2,259	224,341
Evergy, Inc.	2,559	159,170
Eversource Energy	3,863	315,839
Exelon Corp.	10,986	531,063
FirstEnergy Corp.	6,120	217,994
Hawaiian Electric Industries, Inc.	1,239	50,588
IDACORP, Inc.	571	59,030
MGE Energy, Inc.	410	30,135
NextEra Energy, Inc.	22,074	1,733,250
NRG Energy, Inc.	2,758	112,609
OGE Energy Corp.	2,245	73,995
Otter Tail Corp.	450	25,187
PG&E Corp. (a)	16,744	160,742
Pinnacle West Capital Corp.	1,270	91,897
PNM Resources, Inc.	968	47,897
Portland General Electric Co.	1,028	48,306
PPL Corp.	8,628	240,549
Southern Co.	11,895	737,133
Via Renewables, Inc. Class A, (b)	136	1,386
Xcel Energy, Inc.	6,055	378,438
		6,999,251
Gas Utilities - 0.1%
Atmos Energy Corp.	1,441	127,096
Chesapeake Utilities Corp.	213	25,571
National Fuel Gas Co.	1,018	53,465
New Jersey Resources Corp.	1,086	37,804
Northwest Natural Holding Co.	325	14,947
ONE Gas, Inc.	608	38,529
South Jersey Industries, Inc.	1,097	23,322
Southwest Gas Corp.	649	43,405
Spire, Inc.	592	36,219
UGI Corp.	2,349	100,114
		500,472
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	461	13,000
Class C	783	23,701
Ormat Technologies, Inc. (b)	517	34,437
Sunnova Energy International, Inc. (a)	716	23,585
The AES Corp.	7,522	171,727
Vistra Corp.	5,444	93,092
		359,542
Multi-Utilities - 0.6%
Ameren Corp.	2,853	231,093
Avista Corp.	783	30,631
Black Hills Corp.	702	44,058
CenterPoint Energy, Inc.	6,198	152,471
CMS Energy Corp.	3,253	194,302
Consolidated Edison, Inc.	3,848	279,326
Dominion Energy, Inc.	9,071	662,364
DTE Energy Co.	2,180	243,528
MDU Resources Group, Inc.	2,282	67,707
NiSource, Inc.	4,402	106,660
NorthWestern Energy Corp.	569	32,604
Public Service Enterprise Group, Inc.	5,686	346,277
Sempra Energy	3,546	448,569
Unitil Corp.	151	6,460
WEC Energy Group, Inc.	3,552	313,286
		3,159,336
Water Utilities - 0.1%
American States Water Co.	414	35,405
American Water Works Co., Inc.	2,043	345,349
Cadiz, Inc. (a)(b)	386	2,717
California Water Service Group	568	33,472
Essential Utilities, Inc.	2,518	116,029
Middlesex Water Co.	194	19,939
SJW Corp.	322	21,271
York Water Co.	133	5,809
		579,991
TOTAL UTILITIES		11,598,592
TOTAL COMMON STOCKS (Cost $387,966,921)		493,643,695

Money Market Funds - 3.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	15,199,418	15,202,458
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	4,526,767	4,527,220
TOTAL MONEY MARKET FUNDS (Cost $19,729,678)		19,729,678

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $407,696,599)	513,373,373
NET OTHER ASSETS (LIABILITIES) - (2.2)% (g)	(10,967,920)
NET ASSETS - 100.0%	502,405,453

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	3	Dec 2021	330,120	3,888	3,888
CME E-mini S&P 500 Index Contracts (United States)	34	Dec 2021	7,306,175	(200,771)	(200,771)
CME E-mini S&P MidCap 400 Index Contracts (United States)	2	Dec 2021	526,640	(8,498)	(8,498)

TOTAL FUTURES CONTRACTS					(205,381)
The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,300 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $818,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,873,876	191,068,728	180,740,104	5,062	(42)	-	15,202,458	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,183,194	13,531,709	11,187,683	10,213	-	-	4,527,220	0.0%
Total	7,057,070	204,600,437	191,927,787	15,275	(42)	-	19,729,678

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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